UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05188

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	3-31-2013

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

VP Balanced Fund

March 31, 2013

VP Balanced - Schedule of Investments
MARCH 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 60.7%

AEROSPACE AND DEFENSE — 3.0%
Boeing Co. (The)	11,044	948,127
General Dynamics Corp.	10,054	708,908
Honeywell International, Inc.	580	43,703
Northrop Grumman Corp.	10,033	703,815
Raytheon Co.	11,956	702,893
Textron, Inc.	20,656	615,755

		3,723,201

AUTO COMPONENTS — 0.3%
BorgWarner, Inc.(1)	4,805	371,619

BEVERAGES — 0.2%
Coca-Cola Co. (The)	5,781	233,783
PepsiCo, Inc.	525	41,533

		275,316

BIOTECHNOLOGY — 0.9%
Amgen, Inc.	10,684	1,095,217
United Therapeutics Corp.(1)	1,502	91,427

		1,186,644

CAPITAL MARKETS — 1.1%
Federated Investors, Inc. Class B	4,470	105,805
Goldman Sachs Group, Inc. (The)	6,241	918,363
Janus Capital Group, Inc.	13,278	124,813
SEI Investments Co.	1,307	37,707
Waddell & Reed Financial, Inc.	3,421	149,772

		1,336,460

CHEMICALS — 3.0%
CF Industries Holdings, Inc.	2,901	552,263
E.I. du Pont de Nemours & Co.	10,347	508,659
Huntsman Corp.	8,350	155,226
LyondellBasell Industries NV, Class A	12,085	764,860
Monsanto Co.	9,032	954,050
NewMarket Corp.	830	216,099
PPG Industries, Inc.	4,619	618,669

		3,769,826

COMMERCIAL BANKS — 0.8%
Wells Fargo & Co.	27,316	1,010,419

COMMERCIAL SERVICES AND SUPPLIES†
Deluxe Corp.	1,007	41,690

COMMUNICATIONS EQUIPMENT — 1.1%
Brocade Communications Systems, Inc.(1)	12,025	69,384
Cisco Systems, Inc.	58,224	1,217,464
QUALCOMM, Inc.	1,825	122,184

		1,409,032

COMPUTERS AND PERIPHERALS — 4.0%
Apple, Inc.	6,203	2,745,634
EMC Corp.(1)	34,775	830,775
Hewlett-Packard Co.	15,400	367,136
Seagate Technology plc	16,338	597,317
Western Digital Corp.	8,938	449,403

		4,990,265

CONSUMER FINANCE — 0.7%
American Express Co.	3,903	263,296
Cash America International, Inc.	10,647	558,648
Portfolio Recovery Associates, Inc.(1)	104	13,200

		835,144

CONTAINERS AND PACKAGING — 0.4%
Owens-Illinois, Inc.(1)	14,474	385,732
Packaging Corp. of America	3,119	139,950

		525,682

DIVERSIFIED CONSUMER SERVICES — 0.2%
Coinstar, Inc.(1)	3,316	193,721

DIVERSIFIED FINANCIAL SERVICES — 1.1%
Bank of America Corp.	6,338	77,197
JPMorgan Chase & Co.	20,342	965,431
Moody's Corp.	6,000	319,920
MSCI, Inc., Class A(1)	1,965	66,673

		1,429,221

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
AT&T, Inc.	47,154	1,730,080
CenturyLink, Inc.	8,497	298,500
Verizon Communications, Inc.	20,824	1,023,499

		3,052,079

ELECTRIC UTILITIES — 0.6%
Edison International	9,516	478,845
Portland General Electric Co.	8,529	258,685

		737,530

ELECTRICAL EQUIPMENT — 0.6%
Emerson Electric Co.	12,280	686,083
Rockwell Automation, Inc.	222	19,170

		705,253

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
TE Connectivity Ltd.	3,003	125,916

FOOD AND STAPLES RETAILING — 1.8%
CVS Caremark Corp.	18,139	997,464
Wal-Mart Stores, Inc.	16,910	1,265,375

		2,262,839

FOOD PRODUCTS — 0.8%
Dean Foods Co.(1)	8,981	162,826
General Mills, Inc.	13,537	667,509

Ingredion, Inc.	2,828	204,521

		1,034,856

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.8%
Abbott Laboratories	24,370	860,748
Becton Dickinson and Co.	5,339	510,462
Medtronic, Inc.	18,563	871,719
St. Jude Medical, Inc.	16,008	647,364
Stryker Corp.	4,084	266,440
Zimmer Holdings, Inc.	4,120	309,906

		3,466,639

HOTELS, RESTAURANTS AND LEISURE — 0.5%
Bally Technologies, Inc.(1)	1,860	96,664
Cracker Barrel Old Country Store, Inc.	2,284	184,662
International Game Technology	17,294	285,351

		566,677

HOUSEHOLD DURABLES — 1.0%
Garmin Ltd.	13,611	449,707
Harman International Industries, Inc.	2,739	122,242
Newell Rubbermaid, Inc.	25,073	654,405

		1,226,354

HOUSEHOLD PRODUCTS — 0.9%
Energizer Holdings, Inc.	6,481	646,350
Procter & Gamble Co. (The)	6,848	527,707

		1,174,057

INDUSTRIAL CONGLOMERATES — 1.2%
Danaher Corp.	13,339	829,019
General Electric Co.	29,889	691,034

		1,520,053

INSURANCE — 4.0%
Aflac, Inc.	13,969	726,667
Allied World Assurance Co. Holdings AG	4,175	387,106
Allstate Corp. (The)	14,796	726,040
American International Group, Inc.(1)	14,068	546,120
Amtrust Financial Services, Inc.	622	21,552
Axis Capital Holdings Ltd.	14,585	607,028
Berkshire Hathaway, Inc., Class B(1)	3,064	319,269
HCC Insurance Holdings, Inc.	1,535	64,516
MetLife, Inc.	19,769	751,617
Reinsurance Group of America, Inc.	3,358	200,372
Travelers Cos., Inc. (The)	8,693	731,864

		5,082,151

INTERNET AND CATALOG RETAIL — 0.4%
Expedia, Inc.	9,038	542,370

INTERNET SOFTWARE AND SERVICES — 0.6%
Google, Inc., Class A(1)	882	700,334

IT SERVICES — 1.5%
Accenture plc, Class A	4,815	365,795

International Business Machines Corp.	7,126	1,519,976

		1,885,771

LEISURE EQUIPMENT AND PRODUCTS — 0.7%
Hasbro, Inc.	4,905	215,526
Mattel, Inc.	14,207	622,124

		837,650

LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Life Technologies Corp.(1)	3,797	245,400

MACHINERY — 0.8%
Crane Co.	2,451	136,913
Ingersoll-Rand plc	3,273	180,048
Parker-Hannifin Corp.	6,981	639,320
WABCO Holdings, Inc.(1)	1,541	108,779

		1,065,060

MEDIA — 1.7%
Comcast Corp., Class A	29,475	1,238,245
DIRECTV(1)	1,329	75,235
Thomson Reuters Corp.	4,353	141,385
Time Warner Cable, Inc.	6,919	664,639

		2,119,504

METALS AND MINING — 0.2%
Coeur d'Alene Mines Corp.(1)	4,051	76,402
Worthington Industries, Inc.	3,719	115,214

		191,616

MULTILINE RETAIL — 0.2%
Dillard's, Inc., Class A	2,822	221,668

OIL, GAS AND CONSUMABLE FUELS — 5.1%
Chevron Corp.	5,764	684,878
Exxon Mobil Corp.	30,872	2,781,876
Marathon Petroleum Corp.	9,250	828,800
Suncor Energy, Inc.	15,871	476,289
Tesoro Corp.	6,172	361,370
Valero Energy Corp.	15,543	707,051
Western Refining, Inc.	15,321	542,517

		6,382,781

PERSONAL PRODUCTS — 0.3%
Nu Skin Enterprises, Inc., Class A	8,952	395,678

PHARMACEUTICALS — 5.3%
AbbVie, Inc.	8,746	356,662
Bristol-Myers Squibb Co.	13,143	541,360
Eli Lilly & Co.	17,052	968,383
Johnson & Johnson	22,562	1,839,480
Merck & Co., Inc.	26,633	1,177,977
Pfizer, Inc.	61,265	1,768,108

		6,651,970

PROFESSIONAL SERVICES — 0.5%
Dun & Bradstreet Corp.	7,011	586,470

ROAD AND RAIL — 0.2%
Union Pacific Corp.	2,134	303,903

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.9%
Applied Materials, Inc.	42,664	575,111
Broadcom Corp., Class A	19,686	682,514
Intel Corp.	392	8,565
KLA-Tencor Corp.	10,745	566,691
Texas Instruments, Inc.	14,422	511,692

		2,344,573

SOFTWARE — 3.3%
Activision Blizzard, Inc.	7,717	112,437
Adobe Systems, Inc.(1)	7,734	336,506
CA, Inc.	16,327	410,951
Microsoft Corp.	60,217	1,722,808
Oracle Corp.	37,102	1,199,879
Symantec Corp.(1)	16,153	398,656

		4,181,237

SPECIALTY RETAIL — 2.8%
American Eagle Outfitters, Inc.	16,511	308,756
Buckle, Inc. (The)	3,252	151,706
Foot Locker, Inc.	5,792	198,318
GameStop Corp., Class A	2,694	75,351
Gap, Inc. (The)	15,645	553,833
Home Depot, Inc. (The)	15,449	1,078,031
PetSmart, Inc.	7,310	453,951
TJX Cos., Inc. (The)	16,269	760,576

		3,580,522

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Hanesbrands, Inc.(1)	2,824	128,661

THRIFTS AND MORTGAGE FINANCE — 0.4%
Ocwen Financial Corp.(1)	14,850	563,112

TOBACCO — 1.0%
Altria Group, Inc.	14,541	500,065
Philip Morris International, Inc.	2,852	264,409
Universal Corp.	9,111	510,580

		1,275,054

TOTAL COMMON STOCKS (Cost $59,796,660)		76,255,978

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 12.1%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.2%
FHLMC, VRN, 1.98%, 4/15/13	74,632	77,378
FHLMC, VRN, 2.08%, 4/15/13	147,794	152,937
FHLMC, VRN, 2.58%, 4/15/13	43,082	45,191
FHLMC, VRN, 2.91%, 4/15/13	23,088	24,321
FHLMC, VRN, 3.27%, 4/15/13	38,333	40,518
FHLMC, VRN, 3.28%, 4/15/13	94,708	98,772
FHLMC, VRN, 3.81%, 4/15/13	48,701	51,611

FHLMC, VRN, 4.03%, 4/15/13	72,783	77,550
FHLMC, VRN, 5.43%, 4/15/13	55,655	59,714
FHLMC, VRN, 5.79%, 4/15/13	112,607	119,582
FHLMC, VRN, 5.97%, 4/15/13	149,696	162,194
FHLMC, VRN, 6.14%, 4/15/13	57,110	61,789
FNMA, VRN, 2.72%, 4/25/13	90,177	94,180
FNMA, VRN, 3.35%, 4/25/13	55,339	58,362
FNMA, VRN, 3.35%, 4/25/13	55,349	58,779
FNMA, VRN, 3.85%, 4/25/13	93,937	99,777
FNMA, VRN, 3.93%, 4/25/13	65,231	69,280
FNMA, VRN, 3.96%, 4/25/13	33,497	35,681
FNMA, VRN, 5.43%, 4/25/13	64,702	69,920

		1,457,536

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 10.9%
FHLMC, 7.00%, 11/1/13	1,828	1,851
FHLMC, 6.50%, 6/1/16	20,021	21,361
FHLMC, 6.50%, 6/1/16	18,976	20,124
FHLMC, 4.50%, 1/1/19	165,614	176,397
FHLMC, 6.50%, 1/1/28	7,846	9,170
FHLMC, 6.50%, 6/1/29	7,909	9,007
FHLMC, 8.00%, 7/1/30	8,802	10,895
FHLMC, 5.50%, 12/1/33	269,218	301,040
FHLMC, 5.50%, 1/1/38	81,705	88,732
FHLMC, 6.00%, 8/1/38	35,396	38,839
FHLMC, 4.00%, 4/1/41	276,620	304,055
FHLMC, 6.50%, 7/1/47	6,834	7,580
FNMA, 6.50%, 6/1/13	308	311
FNMA, 6.00%, 1/1/14	3,544	3,586
FNMA, 4.50%, 5/1/19	71,016	76,561
FNMA, 4.50%, 5/1/19	97,510	105,124
FNMA, 6.50%, 1/1/28	5,538	6,468
FNMA, 6.50%, 1/1/29	19,272	22,587
FNMA, 7.50%, 7/1/29	37,175	43,148
FNMA, 7.50%, 9/1/30	8,178	9,980
FNMA, 5.00%, 7/1/31	290,209	323,141
FNMA, 6.50%, 1/1/32	23,432	27,623
FNMA, 5.50%, 6/1/33	80,123	88,826
FNMA, 5.50%, 8/1/33	175,378	193,128
FNMA, 5.00%, 11/1/33	441,520	479,458
FNMA, 5.50%, 1/1/34	138,486	152,424
FNMA, 5.00%, 4/1/35	412,725	448,399
FNMA, 4.50%, 9/1/35	262,871	283,509
FNMA, 5.00%, 2/1/36	415,018	450,708
FNMA, 5.50%, 1/1/37	338,337	371,205
FNMA, 5.50%, 2/1/37	88,514	96,670
FNMA, 6.00%, 7/1/37	627,335	694,178
FNMA, 6.50%, 8/1/37	71,672	79,318
FNMA, 4.00%, 1/1/41	973,625	1,069,041
FNMA, 4.50%, 1/1/41	362,741	398,135
FNMA, 4.50%, 2/1/41	318,201	343,382
FNMA, 4.00%, 5/1/41	288,847	308,173
FNMA, 4.50%, 7/1/41	352,544	387,163

FNMA, 4.50%, 9/1/41	98,030	107,381
FNMA, 4.00%, 12/1/41	393,755	429,513
FNMA, 4.00%, 1/1/42	464,981	496,236
FNMA, 4.00%, 1/1/42	118,524	127,769
FNMA, 4.00%, 3/1/42	353,765	378,927
FNMA, 3.50%, 5/1/42	712,223	755,446
FNMA, 3.50%, 6/1/42	145,221	154,443
FNMA, 3.50%, 9/1/42	474,730	501,760
FNMA, 3.00%, 11/1/42	297,271	306,950
FNMA, 6.50%, 6/1/47	9,888	10,884
FNMA, 6.50%, 8/1/47	25,030	27,551
FNMA, 6.50%, 8/1/47	13,118	14,440
FNMA, 6.50%, 9/1/47	60,779	66,902
FNMA, 6.50%, 9/1/47	2,158	2,376
FNMA, 6.50%, 9/1/47	20,443	22,503
FNMA, 6.50%, 9/1/47	20,068	22,090
FNMA, 6.50%, 9/1/47	9,937	10,938
GNMA, 7.00%, 4/20/26	24,017	28,957
GNMA, 7.50%, 8/15/26	15,115	18,121
GNMA, 7.00%, 2/15/28	4,875	5,820
GNMA, 7.50%, 2/15/28	4,840	4,994
GNMA, 6.50%, 5/15/28	1,408	1,633
GNMA, 6.50%, 5/15/28	2,602	3,052
GNMA, 7.00%, 12/15/28	6,671	7,964
GNMA, 7.00%, 5/15/31	45,800	56,528
GNMA, 5.50%, 11/15/32	145,524	160,512
GNMA, 4.50%, 1/15/40	167,850	184,220
GNMA, 4.00%, 1/20/41	666,422	723,157
GNMA, 4.50%, 5/20/41	396,487	438,700
GNMA, 4.50%, 6/15/41	149,021	165,930
GNMA, 4.00%, 12/15/41	713,244	778,244
GNMA, 3.50%, 7/20/42	211,832	226,839

		13,692,077

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $14,423,108)		15,149,613

U.S. TREASURY SECURITIES — 11.4%

U.S. Treasury Bonds, 5.50%, 8/15/28	20,000	27,753
U.S. Treasury Bonds, 5.25%, 2/15/29	320,000	434,500
U.S. Treasury Bonds, 5.375%, 2/15/31	250,000	348,164
U.S. Treasury Bonds, 4.375%, 11/15/39	510,000	640,289
U.S. Treasury Bonds, 4.375%, 5/15/41	210,000	263,977
U.S. Treasury Bonds, 3.125%, 11/15/41	50,000	50,406
U.S. Treasury Bonds, 2.75%, 11/15/42	650,000	603,891
U.S. Treasury Bonds, 3.125%, 2/15/43	100,000	100,422
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	390,687	428,779
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	202,774	218,869
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	300,414	327,897
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	249,413	269,638
U.S. Treasury Notes, 3.625%, 5/15/13	500,000	502,207
U.S. Treasury Notes, 0.50%, 10/15/13	300,000	300,680
U.S. Treasury Notes, 0.75%, 12/15/13	500,000	502,188

U.S. Treasury Notes, 1.25%, 2/15/14	500,000	504,824
U.S. Treasury Notes, 1.25%, 3/15/14	500,000	505,215
U.S. Treasury Notes, 0.375%, 11/15/15	400,000	400,688
U.S. Treasury Notes, 1.375%, 11/30/15	400,000	411,156
U.S. Treasury Notes, 0.375%, 1/15/16	1,400,000	1,401,750
U.S. Treasury Notes, 0.875%, 2/28/17	350,000	354,648
U.S. Treasury Notes, 2.375%, 7/31/17	700,000	752,555
U.S. Treasury Notes, 0.75%, 10/31/17	300,000	301,008
U.S. Treasury Notes, 1.875%, 10/31/17	200,000	210,844
U.S. Treasury Notes, 0.75%, 12/31/17(3)	100,000	100,195
U.S. Treasury Notes, 0.875%, 1/31/18	650,000	654,570
U.S. Treasury Notes, 0.75%, 2/28/18	750,000	750,293
U.S. Treasury Notes, 2.625%, 4/30/18	85,000	92,849
U.S. Treasury Notes, 1.375%, 11/30/18	500,000	513,047
U.S. Treasury Notes, 1.00%, 11/30/19	280,000	277,375
U.S. Treasury Notes, 2.625%, 8/15/20	550,000	601,305
U.S. Treasury Notes, 3.125%, 5/15/21	350,000	394,461
U.S. Treasury Notes, 2.125%, 8/15/21	100,000	104,586
U.S. Treasury Notes, 2.00%, 2/15/22	650,000	668,789
U.S. Treasury Notes, 2.00%, 2/15/23	350,000	354,758

TOTAL U.S. TREASURY SECURITIES (Cost $13,925,534)		14,374,576

CORPORATE BONDS — 9.9%

AEROSPACE AND DEFENSE — 0.1%
L-3 Communications Corp., 4.75%, 7/15/20	20,000	22,170
Lockheed Martin Corp., 4.25%, 11/15/19	30,000	33,826
Raytheon Co., 2.50%, 12/15/22	30,000	29,377
United Technologies Corp., 5.70%, 4/15/40	30,000	37,948
United Technologies Corp., 4.50%, 6/1/42	10,000	10,723

		134,044

AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.50%, 9/21/15(4)	60,000	62,395
American Honda Finance Corp., 1.50%, 9/11/17(4)	10,000	10,099
Ford Motor Co., 4.75%, 1/15/43	10,000	9,373
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	30,000	33,132
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	50,000	57,327

		172,326

BEVERAGES — 0.3%
Anheuser-Busch InBev Finance, Inc., 4.00%, 1/17/43	10,000	9,839
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	50,000	65,818
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	40,000	48,339
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	40,000	39,427
Brown-Forman Corp., 3.75%, 1/15/43	10,000	9,729
Coca-Cola Co. (The), 1.80%, 9/1/16	40,000	41,390
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	10,000	10,552
PepsiCo, Inc., 2.75%, 3/1/23	20,000	20,077
PepsiCo, Inc., 4.875%, 11/1/40	20,000	22,567
PepsiCo, Inc., 3.60%, 8/13/42	10,000	9,224
SABMiller Holdings, Inc., 2.45%, 1/15/17(4)	50,000	52,116

SABMiller Holdings, Inc., 3.75%, 1/15/22(4)	20,000	21,462

		350,540

BIOTECHNOLOGY — 0.1%
Amgen, Inc., 2.125%, 5/15/17	50,000	51,709
Amgen, Inc., 4.10%, 6/15/21	20,000	22,180
Amgen, Inc., 3.625%, 5/15/22	10,000	10,705
Amgen, Inc., 6.40%, 2/1/39	10,000	12,485
Amgen, Inc., 5.375%, 5/15/43	10,000	11,187
Celgene Corp., 3.25%, 8/15/22	20,000	20,282
Gilead Sciences, Inc., 4.40%, 12/1/21	20,000	22,567

		151,115

CAPITAL MARKETS — 0.1%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	90,000	107,593
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	40,000	42,302
Jefferies Group, Inc., 5.125%, 4/13/18	30,000	32,850

		182,745

CHEMICALS — 0.2%
Ashland, Inc., 4.75%, 8/15/22(4)	20,000	20,350
Ashland, Inc., 4.75%, 8/15/22(4)	20,000	20,400
CF Industries, Inc., 6.875%, 5/1/18	50,000	60,000
Dow Chemical Co. (The), 5.90%, 2/15/15	30,000	32,805
Dow Chemical Co. (The), 2.50%, 2/15/16	20,000	20,845
Eastman Chemical Co., 2.40%, 6/1/17	10,000	10,394
Eastman Chemical Co., 3.60%, 8/15/22	40,000	41,658
Ecolab, Inc., 4.35%, 12/8/21	30,000	33,183
EI du Pont de Nemours & Co., 4.15%, 2/15/43	10,000	10,217

		249,852

COMMERCIAL BANKS — 0.8%
Bank of America N.A., 5.30%, 3/15/17	240,000	269,254
Bank of Nova Scotia, 2.55%, 1/12/17	30,000	31,467
BB&T Corp., 5.70%, 4/30/14	20,000	21,118
BB&T Corp., 3.20%, 3/15/16	30,000	31,927
Capital One Financial Corp., 2.15%, 3/23/15	20,000	20,420
Capital One Financial Corp., 1.00%, 11/6/15	20,000	19,923
Capital One Financial Corp., 4.75%, 7/15/21	20,000	22,620
Fifth Third Bancorp, 6.25%, 5/1/13	50,000	50,228
HSBC Bank plc, 3.50%, 6/28/15(4)	40,000	42,340
Intesa Sanpaolo SpA, 3.875%, 1/16/18	10,000	9,684
KFW, 4.125%, 10/15/14	60,000	63,450
KFW, 2.00%, 6/1/16	60,000	62,706
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	30,000	32,676
SunTrust Banks, Inc., 3.60%, 4/15/16	11,000	11,789
Toronto-Dominion Bank (The), 2.375%, 10/19/16	50,000	52,360
U.S. Bancorp., 3.44%, 2/1/16	30,000	31,954
U.S. Bancorp., MTN, 3.00%, 3/15/22	20,000	20,670
U.S. Bancorp., MTN, 2.95%, 7/15/22	10,000	9,980
Wachovia Bank N.A., 4.80%, 11/1/14	74,000	78,690
Wells Fargo & Co., 3.68%, 6/15/16	30,000	32,467
Wells Fargo & Co., 2.10%, 5/8/17	50,000	51,631

Wells Fargo & Co., 4.60%, 4/1/21	40,000	45,788

		1,013,142

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc., 3.80%, 5/15/18	20,000	22,029
Republic Services, Inc., 3.55%, 6/1/22	20,000	20,965
Waste Management, Inc., 6.125%, 11/30/39	30,000	37,177

		80,171

COMMUNICATIONS EQUIPMENT†
Cisco Systems, Inc., 5.90%, 2/15/39	20,000	25,169

COMPUTERS AND PERIPHERALS†
Hewlett-Packard Co., 2.60%, 9/15/17	60,000	60,554

CONSTRUCTION MATERIALS†
Owens Corning, 4.20%, 12/15/22	20,000	20,509

CONSUMER FINANCE — 0.3%
American Express Credit Corp., MTN, 2.75%, 9/15/15	80,000	83,716
American Express Credit Corp., MTN, 2.375%, 3/24/17	50,000	52,353
Equifax, Inc., 3.30%, 12/15/22	30,000	29,594
PNC Bank N.A., 6.00%, 12/7/17	80,000	95,364
SLM Corp., 6.25%, 1/25/16	20,000	21,951
SLM Corp., MTN, 5.00%, 10/1/13	40,000	40,800

		323,778

CONTAINERS AND PACKAGING — 0.1%
Ball Corp., 7.125%, 9/1/16	40,000	42,450
Ball Corp., 6.75%, 9/15/20	30,000	33,225

		75,675

DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 1.60%, 11/1/17	10,000	10,133
Catholic Health Initiatives, 2.95%, 11/1/22	15,000	15,193
Johns Hopkins University, 4.08%, 7/1/53	10,000	10,383

		35,709

DIVERSIFIED FINANCIAL SERVICES — 1.5%
Bank of America Corp., 4.50%, 4/1/15	10,000	10,601
Bank of America Corp., 3.75%, 7/12/16	60,000	63,869
Bank of America Corp., 6.50%, 8/1/16	50,000	57,633
Bank of America Corp., 5.75%, 12/1/17	40,000	46,334
Bank of America Corp., 5.70%, 1/24/22	20,000	23,483
Citigroup, Inc., 6.01%, 1/15/15	80,000	86,663
Citigroup, Inc., 4.75%, 5/19/15	20,000	21,465
Citigroup, Inc., 4.45%, 1/10/17	30,000	33,069
Citigroup, Inc., 6.125%, 11/21/17	100,000	118,408
Citigroup, Inc., 4.50%, 1/14/22	30,000	33,438
Citigroup, Inc., 4.05%, 7/30/22	20,000	20,715
Deutsche Bank AG (London), 3.875%, 8/18/14	50,000	52,083
General Electric Capital Corp., 3.75%, 11/14/14	50,000	52,525
General Electric Capital Corp., 2.25%, 11/9/15	50,000	51,742
General Electric Capital Corp., 5.625%, 9/15/17	140,000	164,307
General Electric Capital Corp., 2.10%, 12/11/19	10,000	10,188
General Electric Capital Corp., 4.375%, 9/16/20	70,000	78,343
General Electric Capital Corp., MTN, 2.30%, 4/27/17	60,000	62,175

Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18	220,000	256,880
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	30,000	30,457
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	50,000	58,276
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	20,000	22,514
HSBC Holdings plc, 5.10%, 4/5/21	20,000	23,162
HSBC Holdings plc, 4.00%, 3/30/22	80,000	86,297
JPMorgan Chase & Co., 6.00%, 1/15/18	155,000	184,468
JPMorgan Chase & Co., 4.25%, 10/15/20	10,000	10,996
JPMorgan Chase & Co., 4.625%, 5/10/21	10,000	11,203
JPMorgan Chase & Co., 3.25%, 9/23/22	20,000	20,024
Morgan Stanley, 4.75%, 3/22/17	30,000	33,133
Morgan Stanley, 6.625%, 4/1/18	70,000	83,806
Morgan Stanley, 5.625%, 9/23/19	50,000	57,605
Morgan Stanley, 5.75%, 1/25/21	20,000	23,162
Morgan Stanley, 4.875%, 11/1/22	10,000	10,629
Morgan Stanley, 3.75%, 2/25/23	20,000	20,272
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	20,000	20,775

		1,940,700

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc., 2.625%, 12/1/22	40,000	38,733
AT&T, Inc., 6.55%, 2/15/39	20,000	24,828
AT&T, Inc., 4.30%, 12/15/42(4)	40,000	37,486
British Telecommunications plc, 5.95%, 1/15/18	40,000	47,755
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	30,000	31,859
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(4)	20,000	20,516
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	30,000	37,148
Telefonica Emisiones SAU, 5.88%, 7/15/19	60,000	66,191
Verizon Communications, Inc., 7.35%, 4/1/39	40,000	53,997
Windstream Corp., 7.875%, 11/1/17	20,000	22,950

		381,463

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	70,000	80,937
Jabil Circuit, Inc., 5.625%, 12/15/20	20,000	21,300

		102,237

ENERGY EQUIPMENT AND SERVICES — 0.1%
Ensco plc, 3.25%, 3/15/16	30,000	31,979
Ensco plc, 4.70%, 3/15/21	20,000	22,381
Transocean, Inc., 2.50%, 10/15/17	20,000	20,284
Transocean, Inc., 6.50%, 11/15/20	30,000	34,742
Transocean, Inc., 6.375%, 12/15/21	10,000	11,670
Weatherford International Ltd., 9.625%, 3/1/19	20,000	26,164

		147,220

FOOD AND STAPLES RETAILING — 0.3%
CVS Caremark Corp., 2.75%, 12/1/22	65,000	64,263
Kroger Co. (The), 6.40%, 8/15/17	50,000	59,802
Safeway, Inc., 4.75%, 12/1/21	10,000	10,791
Wal-Mart Stores, Inc., 5.875%, 4/5/27	138,000	182,074
Walgreen Co., 1.80%, 9/15/17	20,000	20,274

		337,204

FOOD PRODUCTS — 0.1%
General Mills, Inc., 4.15%, 2/15/43	10,000	10,078
Kellogg Co., 4.45%, 5/30/16	50,000	55,060
Kraft Foods Group, Inc., 6.125%, 8/23/18	22,000	26,802
Kraft Foods Group, Inc., 5.00%, 6/4/42	20,000	21,566
Mead Johnson Nutrition Co., 3.50%, 11/1/14	30,000	31,161
Mondelez International, Inc., 6.125%, 2/1/18	8,000	9,609
Mondelez International, Inc., 6.50%, 2/9/40	20,000	26,106

		180,382

GAS UTILITIES — 0.4%
El Paso Corp., 7.25%, 6/1/18	40,000	46,115
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	30,000	36,520
Enbridge Energy Partners LP, 6.50%, 4/15/18	30,000	35,841
Energy Transfer Partners LP, 6.50%, 2/1/42	20,000	22,967
Enterprise Products Operating LLC, 3.70%, 6/1/15	20,000	21,182
Enterprise Products Operating LLC, 6.30%, 9/15/17	30,000	36,104
Enterprise Products Operating LLC, 4.45%, 2/15/43	20,000	19,344
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	10,000	11,612
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	40,000	50,268
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	40,000	48,513
Magellan Midstream Partners LP, 6.55%, 7/15/19	40,000	49,391
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	20,000	21,489
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	20,000	21,179
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	30,000	29,765
TransCanada PipeLines Ltd., 2.50%, 8/1/22	30,000	29,325
Williams Cos., Inc. (The), 3.70%, 1/15/23	20,000	19,909
Williams Partners LP, 4.125%, 11/15/20	30,000	32,441

		531,965

HEALTH CARE EQUIPMENT AND SUPPLIES†
Medtronic, Inc., 2.75%, 4/1/23	20,000	19,991

HEALTH CARE PROVIDERS AND SERVICES — 0.3%
Aetna, Inc., 2.75%, 11/15/22	30,000	29,438
Express Scripts Holding Co., 2.65%, 2/15/17	70,000	73,417
Express Scripts, Inc., 7.25%, 6/15/19	90,000	115,002
NYU Hospitals Center, 4.43%, 7/1/42	20,000	19,567
UnitedHealth Group, Inc., 4.25%, 3/15/43	20,000	19,785
Universal Health Services, Inc., 7.125%, 6/30/16	30,000	34,425
WellPoint, Inc., 3.125%, 5/15/22	20,000	20,190
WellPoint, Inc., 5.80%, 8/15/40	10,000	11,745

		323,569

HOTELS, RESTAURANTS AND LEISURE†
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	30,000	30,525
Wyndham Worldwide Corp., 2.95%, 3/1/17	10,000	10,304

		40,829

HOUSEHOLD DURABLES — 0.1%
D.R. Horton, Inc., 3.625%, 2/15/18	20,000	20,250
Mohawk Industries, Inc., 3.85%, 2/1/23	20,000	20,447
Toll Brothers Finance Corp., 6.75%, 11/1/19	30,000	35,169

		75,866

INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(4)	10,000	10,313
General Electric Co., 5.25%, 12/6/17	70,000	82,118
General Electric Co., 2.70%, 10/9/22	70,000	70,205
General Electric Co., 4.125%, 10/9/42	20,000	20,174

		182,810

INSURANCE — 0.5%
Allstate Corp. (The), 7.45%, 5/16/19	10,000	13,171
Allstate Corp. (The), 5.20%, 1/15/42	20,000	23,159
American International Group, Inc., 3.65%, 1/15/14	20,000	20,476
American International Group, Inc., 5.85%, 1/16/18	50,000	58,680
American International Group, Inc., 6.40%, 12/15/20	40,000	49,644
American International Group, Inc., 4.875%, 6/1/22	40,000	45,367
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	30,000	33,816
Berkshire Hathaway, Inc., 3.00%, 5/15/22	20,000	20,441
Berkshire Hathaway, Inc., 4.50%, 2/11/43	40,000	40,566
Genworth Financial, Inc., 7.20%, 2/15/21	20,000	23,336
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	10,000	11,563
Hartford Financial Services Group, Inc., 5.95%, 10/15/36	10,000	11,730
ING U.S., Inc., 5.50%, 7/15/22(4)	20,000	22,183
International Lease Finance Corp., 5.75%, 5/15/16	20,000	21,702
Liberty Mutual Group, Inc., 6.50%, 5/1/42(4)	10,000	11,452
Lincoln National Corp., 6.25%, 2/15/20	40,000	48,495
Markel Corp., 4.90%, 7/1/22	40,000	44,532
MetLife, Inc., 6.75%, 6/1/16	40,000	47,062
MetLife, Inc., 4.125%, 8/13/42	20,000	18,833
Principal Financial Group, Inc., 3.30%, 9/15/22	10,000	10,192
Prudential Financial, Inc., 5.375%, 6/21/20	10,000	11,819
Prudential Financial, Inc., 5.625%, 5/12/41	20,000	22,889

		611,108

IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	20,000	21,325
International Business Machines Corp., 1.95%, 7/22/16	40,000	41,528

		62,853

LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	25,000	25,924

MACHINERY — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	40,000	41,090
Deere & Co., 5.375%, 10/16/29	60,000	74,513

		115,603

MEDIA — 0.8%
CBS Corp., 4.85%, 7/1/42	20,000	19,558
CC Holdings GS V LLC, 3.85%, 4/15/23(4)	10,000	10,103
Comcast Corp., 5.90%, 3/15/16	74,000	84,733
Comcast Corp., 6.40%, 5/15/38	60,000	75,836
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	50,000	52,912
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	50,000	55,746
Discovery Communications LLC, 5.625%, 8/15/19	25,000	29,701
DISH DBS Corp., 7.125%, 2/1/16	10,000	11,162
DISH DBS Corp., 6.75%, 6/1/21	30,000	33,487

Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17	30,000	32,250
Lamar Media Corp., 9.75%, 4/1/14	40,000	43,300
NBCUniversal Media LLC, 5.15%, 4/30/20	20,000	23,752
NBCUniversal Media LLC, 4.375%, 4/1/21	60,000	67,666
News America, Inc., 3.00%, 9/15/22	20,000	19,829
News America, Inc., 6.90%, 8/15/39	30,000	38,381
Qwest Corp., 7.50%, 10/1/14	60,000	65,421
SBA Telecommunications, Inc., 8.25%, 8/15/19	19,000	21,042
Time Warner Cable, Inc., 6.75%, 7/1/18	30,000	36,976
Time Warner Cable, Inc., 4.50%, 9/15/42	30,000	27,424
Time Warner, Inc., 3.40%, 6/15/22	10,000	10,340
Time Warner, Inc., 7.70%, 5/1/32	40,000	54,732
Time Warner, Inc., 4.90%, 6/15/42	20,000	20,204
Viacom, Inc., 4.375%, 9/15/14	30,000	31,556
Viacom, Inc., 4.50%, 3/1/21	30,000	33,248
Viacom, Inc., 3.125%, 6/15/22	10,000	10,039
Virgin Media Secured Finance plc, 6.50%, 1/15/18	80,000	85,600
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	30,000	29,756

		1,024,754

METALS AND MINING — 0.3%
Alcoa, Inc., 5.40%, 4/15/21	20,000	20,758
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	20,000	21,212
ArcelorMittal, 5.75%, 8/5/20	30,000	31,714
Barrick North America Finance LLC, 4.40%, 5/30/21	30,000	32,109
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23(4)	20,000	20,113
Newmont Mining Corp., 6.25%, 10/1/39	30,000	34,627
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	30,000	31,688
Southern Copper Corp., 5.25%, 11/8/42	10,000	9,534
Teck Resources Ltd., 5.375%, 10/1/15	20,000	21,983
Vale Overseas Ltd., 5.625%, 9/15/19	75,000	84,989
Vale Overseas Ltd., 4.625%, 9/15/20	20,000	21,295
Xstrata Canada Financial Corp., 4.95%, 11/15/21(4)	20,000	21,561

		351,583

MULTI-UTILITIES — 0.5%
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	10,000	9,351
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	18,000	20,419
CMS Energy Corp., 4.25%, 9/30/15	20,000	21,569
CMS Energy Corp., 8.75%, 6/15/19	40,000	54,213
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	20,000	19,847
Constellation Energy Group, Inc., 5.15%, 12/1/20	10,000	11,443
Consumers Energy Co., 2.85%, 5/15/22	10,000	10,362
Dominion Resources, Inc., 2.75%, 9/15/22	20,000	20,041
Dominion Resources, Inc., 4.90%, 8/1/41	20,000	22,149
Duke Energy Corp., 3.95%, 9/15/14	40,000	41,860
Duke Energy Corp., 1.625%, 8/15/17	30,000	30,310
Duke Energy Corp., 3.55%, 9/15/21	20,000	21,316
Edison International, 3.75%, 9/15/17	40,000	43,643
Exelon Generation Co. LLC, 5.20%, 10/1/19	40,000	45,360
Florida Power Corp., 6.35%, 9/15/37	20,000	26,554
Florida Power Corp., 3.85%, 11/15/42	20,000	19,166
Georgia Power Co., 4.30%, 3/15/42	10,000	10,093
Nisource Finance Corp., 4.45%, 12/1/21	10,000	11,036

Nisource Finance Corp., 5.25%, 2/15/43	10,000	10,535
Northern States Power Co., 3.40%, 8/15/42	10,000	9,140
Pacific Gas & Electric Co., 5.80%, 3/1/37	20,000	24,508
Progress Energy, Inc., 3.15%, 4/1/22	20,000	20,433
Public Service Company of Colorado, 4.75%, 8/15/41	10,000	11,350
Sempra Energy, 6.50%, 6/1/16	30,000	34,992
Southern California Edison Co., 5.625%, 2/1/36	22,000	27,340
Southern Power Co., 5.15%, 9/15/41	10,000	11,221

		588,251

MULTILINE RETAIL†
Target Corp., 4.00%, 7/1/42	10,000	9,790

OFFICE ELECTRONICS†
Xerox Corp., 5.65%, 5/15/13	20,000	20,111

OIL, GAS AND CONSUMABLE FUELS — 0.7%
Anadarko Petroleum Corp., 6.45%, 9/15/36	20,000	24,698
Apache Corp., 4.75%, 4/15/43	20,000	20,567
BP Capital Markets plc, 3.20%, 3/11/16	30,000	31,982
BP Capital Markets plc, 2.25%, 11/1/16	40,000	41,655
BP Capital Markets plc, 4.50%, 10/1/20	30,000	34,353
Cenovus Energy, Inc., 4.50%, 9/15/14	40,000	42,134
ConocoPhillips, 5.75%, 2/1/19	60,000	73,539
ConocoPhillips Holding Co., 6.95%, 4/15/29	10,000	13,561
Denbury Resources, Inc., 4.625%, 7/15/23	20,000	19,325
Devon Energy Corp., 1.875%, 5/15/17	20,000	20,222
EOG Resources, Inc., 5.625%, 6/1/19	40,000	48,701
Hess Corp., 6.00%, 1/15/40	10,000	11,236
Marathon Petroleum Corp., 3.50%, 3/1/16	30,000	32,078
Newfield Exploration Co., 6.875%, 2/1/20	50,000	53,875
Noble Energy, Inc., 4.15%, 12/15/21	40,000	44,086
Occidental Petroleum Corp., 2.70%, 2/15/23	10,000	10,038
Pemex Project Funding Master Trust, 6.625%, 6/15/35	10,000	12,025
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	50,000	55,347
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	50,000	54,231
Petroleos Mexicanos, 6.00%, 3/5/20	40,000	47,400
Petroleos Mexicanos, 3.50%, 1/30/23(4)	10,000	10,000
Phillips 66, 4.30%, 4/1/22	30,000	33,017
Pioneer Natural Resources Co., 3.95%, 7/15/22	30,000	31,405
Shell International Finance BV, 2.375%, 8/21/22	20,000	19,900
Shell International Finance BV, 3.625%, 8/21/42	15,000	14,605
Statoil ASA, 2.45%, 1/17/23	40,000	39,465
Talisman Energy, Inc., 7.75%, 6/1/19	40,000	50,794

		890,239

PAPER AND FOREST PRODUCTS — 0.1%
Domtar Corp., 4.40%, 4/1/22	20,000	20,007
Georgia-Pacific LLC, 5.40%, 11/1/20(4)	60,000	71,146
International Paper Co., 6.00%, 11/15/41	20,000	23,392

		114,545

PERSONAL PRODUCTS†
Avon Products, Inc., 4.60%, 3/15/20	10,000	10,411

PHARMACEUTICALS — 0.2%
AbbVie, Inc., 1.75%, 11/6/17(4)	30,000	30,412
AbbVie, Inc., 4.40%, 11/6/42(4)	10,000	10,143
Actavis, Inc., 4.625%, 10/1/42	10,000	10,146
Bristol-Myers Squibb Co., 3.25%, 8/1/42	10,000	8,816
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	35,000	35,804
Merck & Co., Inc., 2.40%, 9/15/22	30,000	29,861
Mylan, Inc., 3.125%, 1/15/23(4)	20,000	19,750
Roche Holdings, Inc., 7.00%, 3/1/39(4)	20,000	29,186
Sanofi, 4.00%, 3/29/21	21,000	23,421

		197,539

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.4%
American Tower Corp., 4.50%, 1/15/18	10,000	11,015
American Tower Corp., 4.70%, 3/15/22	30,000	32,685
BRE Properties, Inc., 3.375%, 1/15/23	20,000	19,917
Developers Diversified Realty Corp., 4.75%, 4/15/18	40,000	44,291
Essex Portfolio LP, 3.625%, 8/15/22(4)	30,000	29,881
HCP, Inc., 3.75%, 2/1/16	30,000	32,046
Health Care REIT, Inc., 2.25%, 3/15/18	20,000	20,214
Health Care REIT, Inc., 3.75%, 3/15/23	30,000	30,275
Kilroy Realty LP, 3.80%, 1/15/23	40,000	41,080
Simon Property Group LP, 5.10%, 6/15/15	50,000	54,712
Simon Property Group LP, 5.75%, 12/1/15	30,000	33,520
UDR, Inc., 4.25%, 6/1/18	30,000	33,031
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	10,000	10,577
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	20,000	22,277
Ventas Realty LP/Ventas Capital Corp., 3.25%, 8/15/22	20,000	19,961
WEA Finance LLC, 4.625%, 5/10/21(4)	20,000	22,360

		457,842

REAL ESTATE MANAGEMENT AND DEVELOPMENT†
ProLogis LP, 6.625%, 12/1/19	40,000	48,505

ROAD AND RAIL — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	39,000	42,228
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	10,000	10,879
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	40,000	40,700
CSX Corp., 4.25%, 6/1/21	10,000	11,273
Norfolk Southern Corp., 3.25%, 12/1/21	40,000	41,876
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(4)	10,000	10,214
Union Pacific Corp., 4.75%, 9/15/41	30,000	32,887

		190,057

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT†
Intel Corp., 1.35%, 12/15/17	30,000	30,150

SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17	75,000	85,999
Oracle Corp., 2.50%, 10/15/22	45,000	44,304

		130,303

SPECIALTY RETAIL — 0.1%
Home Depot, Inc. (The), 5.95%, 4/1/41	40,000	51,117
Staples, Inc., 4.375%, 1/12/23	20,000	20,233

United Rentals (North America), Inc., 5.75%, 7/15/18	10,000	10,887

		82,237

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Gap, Inc. (The), 5.95%, 4/12/21	20,000	22,913
Hanesbrands, Inc., 6.375%, 12/15/20	20,000	21,875
Ltd. Brands, Inc., 6.90%, 7/15/17	20,000	23,075
PVH Corp., 4.50%, 12/15/22	10,000	9,925

		77,788

TOBACCO — 0.1%
Altria Group, Inc., 9.25%, 8/6/19	7,000	9,775
Altria Group, Inc., 2.85%, 8/9/22	70,000	69,007
Philip Morris International, Inc., 4.125%, 5/17/21	40,000	44,766

		123,548

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Alltel Corp., 7.875%, 7/1/32	10,000	14,742
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	60,000	79,979
Vodafone Group plc, 5.625%, 2/27/17	50,000	58,010

		152,731

TOTAL CORPORATE BONDS (Cost $11,567,277)		12,455,437

COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 1.7%

Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	41,094	41,446
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 4/1/13	100,000	109,670
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 4/1/13	25,000	27,535
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(4)	100,000	101,748
BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, 11/5/36(4)	75,000	76,031
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.22%, 4/1/13	50,000	55,024
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 4/1/13	150,000	155,307
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 4/1/13	14,537	14,573
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 4/1/13	100,000	105,675
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 4/1/13	50,000	53,225
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 4/1/13	150,000	156,795
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	95,000	101,485
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	200,000	213,232
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(4)	75,000	79,453
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	66,532	68,257

LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	100,000	102,711
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.51%, 4/11/13	68,000	71,453
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 4/11/13	25,000	26,775
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 4/11/13	100,000	108,715
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 4/11/13	105,000	115,574
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, 2/15/46	25,000	25,448
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	25,281	25,278
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	123,667	130,166
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	14,129	14,320
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	200,000	211,186

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,167,118)		2,191,082

COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 1.5%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	25,614	26,518
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	137,974	108,256
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	22,312	22,876
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	40,000	42,100
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	21,564	21,999
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.31%, 4/1/13	41,152	41,077
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	10,081	10,098
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.81%, 4/1/13	168,746	169,637
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.36%, 4/1/13	49,801	50,082
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 4/1/13	94,158	97,264
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.05%, 4/1/13	29,388	29,151
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.92%, 4/1/13	62,163	60,878
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2, VRN, 2.50%, 4/1/13(4)	125,000	127,144
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.63%, 4/1/13	49,903	52,164
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	30,739	32,477
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.87%, 4/1/13	43,472	46,081
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 4/1/13	62,846	64,517
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	58,325	61,318
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 4.73%, 4/1/13	26,067	26,859

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	62,719	65,348
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.66%, 4/1/13	41,706	41,921
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.33%, 4/1/13	32,693	32,990
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.75%, 4/1/13	49,474	50,897
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.68%, 4/1/13	56,094	57,880
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	81,777	84,922
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	43,768	45,363
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	45,740	46,916
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	32,824	35,293
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.04%, 4/1/13	43,132	44,136

		1,596,162

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	213,048	237,757

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,803,452)		1,833,919

SOVEREIGN GOVERNMENTS AND AGENCIES — 0.7%

BRAZIL — 0.2%
Brazilian Government International Bond, 5.875%, 1/15/19	100,000	120,750
Brazilian Government International Bond, 5.625%, 1/7/41	40,000	47,000

		167,750

CANADA — 0.1%
Hydro-Quebec, 8.40%, 1/15/22	44,000	62,961
Province of Ontario Canada, 5.45%, 4/27/16	40,000	45,837
Province of Ontario Canada, 1.60%, 9/21/16	20,000	20,598

		129,396

COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21	30,000	33,630

ITALY†
Italy Government International Bond, 6.875%, 9/27/23	20,000	23,253

MEXICO — 0.3%
Mexico Government International Bond, 5.625%, 1/15/17	20,000	23,100
Mexico Government International Bond, 5.95%, 3/19/19	120,000	145,800
Mexico Government International Bond, 5.125%, 1/15/20	70,000	82,320
Mexico Government International Bond, 6.05%, 1/11/40	10,000	12,425
Mexico Government International Bond, MTN, 4.75%, 3/8/44	30,000	31,200

		294,845

PERU†
Peruvian Government International Bond, 6.55%, 3/14/37	10,000	13,600

Peruvian Government International Bond, 5.625%, 11/18/50	20,000	24,020

		37,620

POLAND†
Poland Government International Bond, 5.125%, 4/21/21	35,000	40,512

SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16	40,000	43,404
Korea Development Bank (The), 3.25%, 3/9/16	20,000	21,209
Korea Development Bank (The), 4.00%, 9/9/16	20,000	21,838

		86,451

URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45	10,000	9,300

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $728,772)		822,757

MUNICIPAL SECURITIES — 0.5%

American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	10,000	11,446
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	30,000	40,371
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	20,000	27,309
California GO, (Building Bonds), 7.30%, 10/1/39	20,000	27,989
California GO, (Building Bonds), 7.60%, 11/1/40	5,000	7,331
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	40,000	39,664
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	20,000	27,779
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	20,000	24,794
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	15,000	19,905
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	40,000	48,677
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	40,000	58,680
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	20,000	28,569
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	30,000	34,653
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	20,000	25,754
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	45,000	45,224
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	40,000	49,719
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	25,000	30,788
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	25,000	28,957
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	25,000	31,270
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	30,000	36,780

TOTAL MUNICIPAL SECURITIES (Cost $527,057)		645,659

U.S. GOVERNMENT AGENCY SECURITIES — 0.2%

FHLMC, 2.375%, 1/13/22	260,000	271,338
FNMA, 6.625%, 11/15/30	20,000	29,905

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $288,819)		301,243

TEMPORARY CASH INVESTMENTS — 1.5%

SSgA U.S. Government Money Market Fund	1,806,049	1,806,049
U.S. Treasury Bill, 0.08%, 4/18/13(5)	100,000	99,998

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,906,045)		1,906,047

TOTAL INVESTMENT SECURITIES — 100.2% (Cost $107,133,842)		125,936,311

OTHER ASSETS AND LIABILITIES — (0.2)%		(270,619)

TOTAL NET ASSETS — 100.0%		$125,665,692

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
6	U.S. Treasury 30-Year Bonds	June 2013	866,813	3,456

Notes to Schedule of Investments
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)	Final maturity date indicated, unless otherwise noted.
(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $60,117.

(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $1,000,357, which represented 0.8% of total net assets.

(5)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	76,255,978	—	—
U.S. Government Agency Mortgage-Backed Securities	—	15,149,613	—
U.S. Treasury Securities	—	14,374,576	—
Corporate Bonds	—	12,455,437	—
Commercial Mortgage-Backed Securities	—	2,191,082	—
Collateralized Mortgage Obligations	—	1,833,919	—
Sovereign Governments and Agencies	—	822,757	—
Municipal Securities	—	645,659	—
U.S. Government Agency Securities	—	301,243	—
Temporary Cash Investments	1,806,049	99,998	—
Total Value of Investment Securities	78,062,027	47,874,284	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	3,456	—	—

3. Federal Tax Information

As of March 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$107,733,451
Gross tax appreciation of investments	$18,663,025
Gross tax depreciation of investments	(460,165)
Net tax appreciation (depreciation) of investments	$18,202,860

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Capital Appreciation Fund

March 31, 2013

VP Capital Appreciation - Schedule of Investments
MARCH 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%

AEROSPACE AND DEFENSE — 1.7%
TransDigm Group, Inc.	31,622	4,835,636
Triumph Group, Inc.	24,571	1,928,824

		6,764,460

AUTO COMPONENTS — 1.0%
BorgWarner, Inc.(1)	49,078	3,795,693

AUTOMOBILES — 1.6%
Harley-Davidson, Inc.	114,239	6,088,939

BEVERAGES — 0.6%
Brown-Forman Corp., Class B	31,331	2,237,033

BIOTECHNOLOGY — 4.1%
Alexion Pharmaceuticals, Inc.(1)	50,420	4,645,699
Grifols SA(1)	96,352	3,572,495
Medivation, Inc.(1)	35,250	1,648,642
Onyx Pharmaceuticals, Inc.(1)	23,851	2,119,400
Regeneron Pharmaceuticals, Inc.(1)	20,873	3,681,997

		15,668,233

BUILDING PRODUCTS — 1.6%
Fortune Brands Home & Security, Inc.(1)	100,043	3,744,609
Lennox International, Inc.	38,583	2,449,635

		6,194,244

CAPITAL MARKETS — 2.3%
KKR & Co. LP	119,802	2,314,574
Lazard Ltd. Class A	88,198	3,010,198
Raymond James Financial, Inc.	73,529	3,389,687

		8,714,459

CHEMICALS — 5.2%
Airgas, Inc.	40,747	4,040,473
American Vanguard Corp.	46,397	1,416,964
Cytec Industries, Inc.	38,228	2,831,930
Eastman Chemical Co.	27,351	1,911,014
FMC Corp.	85,956	4,902,071
Sherwin-Williams Co. (The)	26,364	4,452,616
Westlake Chemical Corp.	6,138	573,903

		20,128,971

COMMERCIAL BANKS — 1.4%
East West Bancorp., Inc.	91,486	2,348,445
SVB Financial Group(1)	42,886	3,042,333

		5,390,778

COMMERCIAL SERVICES AND SUPPLIES — 1.5%
Cintas Corp.	48,288	2,130,949
Stericycle, Inc.(1)	36,076	3,830,550

		5,961,499

COMMUNICATIONS EQUIPMENT — 0.9%
Palo Alto Networks, Inc.(1)	36,378	2,058,995
Research In Motion Ltd.(1)	97,447	1,408,109

		3,467,104

COMPUTERS AND PERIPHERALS — 1.5%
NetApp, Inc.(1)	167,283	5,714,387

CONSTRUCTION AND ENGINEERING — 2.6%
Chicago Bridge & Iron Co. NV New York Shares	34,459	2,139,904
MasTec, Inc.(1)	126,874	3,698,377
Quanta Services, Inc.(1)	154,029	4,402,149

		10,240,430

CONSTRUCTION MATERIALS — 0.8%
Martin Marietta Materials, Inc.	22,443	2,289,635
Texas Industries, Inc.(1)	15,667	988,744

		3,278,379

CONSUMER FINANCE — 1.5%
Discover Financial Services	127,970	5,738,175

DIVERSIFIED CONSUMER SERVICES — 0.2%
Sotheby's	20,289	759,011

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
tw telecom, inc., Class A(1)	117,681	2,964,384

ELECTRICAL EQUIPMENT — 0.9%
Eaton Corp. plc	59,199	3,625,939

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.0%
FLIR Systems, Inc.	97,285	2,530,383
Trimble Navigation Ltd.(1)	173,684	5,203,572

		7,733,955

ENERGY EQUIPMENT AND SERVICES — 2.3%
Atwood Oceanics, Inc.(1)	48,751	2,561,378
Cameron International Corp.(1)	48,825	3,183,390
McDermott International, Inc.(1)	121,142	1,331,351
Patterson-UTI Energy, Inc.	69,603	1,659,335

		8,735,454

FOOD AND STAPLES RETAILING — 3.8%
Costco Wholesale Corp.	58,374	6,194,065
PriceSmart, Inc.	28,553	2,222,280
Whole Foods Market, Inc.	74,313	6,446,653

		14,862,998

FOOD PRODUCTS — 1.7%
Hain Celestial Group, Inc. (The)(1)	29,830	1,822,016
McCormick & Co., Inc.	26,261	1,931,497
Mead Johnson Nutrition Co.	36,680	2,840,866

		6,594,379

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.3%
Cooper Cos., Inc. (The)	30,480	3,288,182
IDEXX Laboratories, Inc.(1)	30,481	2,816,140

Sirona Dental Systems, Inc.(1)	28,889	2,129,986
Teleflex, Inc.	10,034	847,973

		9,082,281

HEALTH CARE PROVIDERS AND SERVICES — 3.8%
Catamaran Corp.(1)	216,793	11,496,533
Express Scripts Holding Co.(1)	52,452	3,023,858

		14,520,391

HEALTH CARE TECHNOLOGY — 1.0%
athenahealth, Inc.(1)	3,990	387,190
Cerner Corp.(1)	34,928	3,309,428

		3,696,618

HOTELS, RESTAURANTS AND LEISURE — 2.2%
Bally Technologies, Inc.(1)	45,193	2,348,680
Norwegian Cruise Line Holdings Ltd.(1)	48,354	1,433,696
Panera Bread Co., Class A(1)	16,299	2,693,247
Wyndham Worldwide Corp.	30,235	1,949,553

		8,425,176

HOUSEHOLD DURABLES — 0.8%
Toll Brothers, Inc.(1)	84,967	2,909,270

HOUSEHOLD PRODUCTS — 1.3%
Church & Dwight Co., Inc.	76,619	4,951,886

INSURANCE — 0.5%
Cincinnati Financial Corp.	40,812	1,925,918

INTERNET AND CATALOG RETAIL — 2.2%
Blue Nile, Inc.(1)	18,931	652,173
Expedia, Inc.	61,147	3,669,432
priceline.com, Inc.(1)	6,152	4,232,145

		8,553,750

INTERNET SOFTWARE AND SERVICES — 3.2%
Equinix, Inc.(1)	17,124	3,704,093
LinkedIn Corp., Class A(1)	34,454	6,065,971
Rackspace Hosting, Inc.(1)	37,079	1,871,748
Xoom Corp.(1)	26,038	594,708

		12,236,520

IT SERVICES — 3.4%
Alliance Data Systems Corp.(1)	52,192	8,449,363
Cognizant Technology Solutions Corp., Class A(1)	26,197	2,006,952
Teradata Corp.(1)	48,564	2,841,480

		13,297,795

LIFE SCIENCES TOOLS AND SERVICES — 0.5%
Covance, Inc.(1)	28,003	2,081,183

MACHINERY — 3.4%
Chart Industries, Inc.(1)	23,772	1,901,998
Flowserve Corp.	25,708	4,311,489
Trinity Industries, Inc.	77,920	3,532,113
Valmont Industries, Inc.	21,768	3,423,453

		13,169,053

MEDIA — 4.5%
AMC Networks, Inc.(1)	36,453	2,303,101
Discovery Communications, Inc. Class A(1)	66,083	5,203,375
Liberty Global, Inc. Class A(1)	69,386	5,092,932
Scripps Networks Interactive, Inc. Class A	30,349	1,952,655
Sirius XM Radio, Inc.	966,607	2,977,150

		17,529,213

METALS AND MINING — 0.4%
First Quantum Minerals Ltd.	81,294	1,546,094

OIL, GAS AND CONSUMABLE FUELS — 3.1%
Cabot Oil & Gas Corp.	77,764	5,257,624
Concho Resources, Inc.(1)	38,239	3,725,626
Linn Energy LLC	74,218	2,812,862

		11,796,112

PAPER AND FOREST PRODUCTS — 0.3%
Boise Cascade Co.(1)	36,467	1,237,690

PHARMACEUTICALS — 2.1%
Actavis, Inc.(1)	43,201	3,979,244
Perrigo Co.	32,604	3,871,073
Zoetis, Inc.(1)	11,429	381,729

		8,232,046

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 1.2%
CBRE Group, Inc.(1)	111,383	2,812,421
Realogy Holdings Corp.(1)	40,685	1,987,055

		4,799,476

ROAD AND RAIL — 4.5%
Canadian Pacific Railway Ltd. New York Shares	48,480	6,325,186
Genesee & Wyoming, Inc. Class A(1)	20,536	1,912,107
Kansas City Southern	83,565	9,267,358

		17,504,651

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.0%
ARM Holdings plc	133,223	1,864,340
Cree, Inc.(1)	27,895	1,526,135
NXP Semiconductor NV(1)	92,442	2,797,295
Xilinx, Inc.	138,374	5,281,736

		11,469,506

SOFTWARE — 3.6%
CommVault Systems, Inc.(1)	48,388	3,966,848
NetSuite, Inc.(1)	68,375	5,474,103
Salesforce.com, Inc.(1)	10,912	1,951,393
Splunk, Inc.(1)	63,861	2,556,356

		13,948,700

SPECIALTY RETAIL — 6.1%
DSW, Inc., Class A	33,525	2,138,895
GNC Holdings, Inc. Class A	64,848	2,547,229
Lumber Liquidators Holdings, Inc.(1)	33,459	2,349,491
O'Reilly Automotive, Inc.(1)	18,427	1,889,689
PetSmart, Inc.	71,142	4,417,918

Ross Stores, Inc.	39,663	2,404,371
Tractor Supply Co.	35,324	3,678,288
Ulta Salon Cosmetics & Fragrance, Inc.(1)	20,444	1,659,440
Urban Outfitters, Inc.(1)	65,993	2,556,569

		23,641,890

TEXTILES, APPAREL AND LUXURY GOODS — 2.7%
Michael Kors Holdings Ltd.(1)	82,661	4,694,318
PVH Corp.	28,884	3,085,100
Under Armour, Inc. Class A(1)	52,495	2,687,744

		10,467,162

TRADING COMPANIES AND DISTRIBUTORS — 1.2%
United Rentals, Inc.(1)	81,105	4,458,342

WIRELESS TELECOMMUNICATION SERVICES — 1.9%
SBA Communications Corp., Class A(1)	101,466	7,307,581

TOTAL COMMON STOCKS (Cost $270,956,440)		383,447,208

TEMPORARY CASH INVESTMENTS — 0.6%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 2/28/14, valued at $220,917), in a joint trading account at 0.11%, dated 3/28/13, due 4/1/13 (Delivery value $216,544)		216,541
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $663,109), in a joint trading account at 0.13%, dated 3/28/13, due 4/1/13 (Delivery value $649,634)		649,625
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $220,955), in a joint trading account at 0.10%, dated 3/28/13, due 4/1/13 (Delivery value $216,544)		216,542
SSgA U.S. Government Money Market Fund	1,396,853	1,396,853

TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,479,561)		2,479,561

TOTAL INVESTMENT SECURITIES — 99.8% (Cost $273,436,001)		385,926,769

OTHER ASSETS AND LIABILITIES — 0.2%		759,763

TOTAL NET ASSETS — 100.0%		$386,686,532

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
43,289	CAD for USD	UBS AG	4/30/13	42,588	52
118,108	EUR for USD	UBS AG	4/30/13	151,423	(410)
				194,011	(358)
(Value on Settlement Date $194,369)

Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
1,226,726	CAD for USD	UBS AG	4/30/13	1,206,840	(7,670)
2,160,289	EUR for USD	UBS AG	4/30/13	2,769,654	13,446
37,469	GBP for USD	Credit Suisse AG	4/30/13	56,924	(206)

877,773	GBP for USD	Credit Suisse AG	4/30/13	1,333,534	(1,531)
				5,366,952	4,039
(Value on Settlement Date $5,370,991)

Notes to Schedule of Investments
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	352,297,252	—	—
Foreign Common Stocks	24,167,027	6,982,929	—
Temporary Cash Investments	1,396,853	1,082,708	—
Total Value of Investment Securities	377,861,132	8,065,637	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	3,681	—

3. Federal Tax Information

As of March 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$273,848,090
Gross tax appreciation of investments	$113,762,619
Gross tax depreciation of investments	(1,683,940)
Net tax appreciation (depreciation) of investments	$112,078,679

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Growth Fund

March 31, 2013

VP Growth - Schedule of Investments
MARCH 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.0%

AEROSPACE AND DEFENSE — 5.1%
Honeywell International, Inc.	691	52,067
Precision Castparts Corp.	161	30,529
Textron, Inc.	583	17,379
United Technologies Corp.	506	47,275

		147,250

AIR FREIGHT AND LOGISTICS — 1.6%
United Parcel Service, Inc., Class B	524	45,012

AIRLINES — 0.4%
Alaska Air Group, Inc.(1)	158	10,106

AUTOMOBILES — 0.6%
Harley-Davidson, Inc.	325	17,322

BEVERAGES — 5.3%
Beam, Inc.	182	11,564
Brown-Forman Corp., Class B	115	8,211
Coca-Cola Co. (The)	1,819	73,560
Monster Beverage Corp.(1)	175	8,355
PepsiCo, Inc.	642	50,789

		152,479

BIOTECHNOLOGY — 3.9%
Alexion Pharmaceuticals, Inc.(1)	189	17,414
Amgen, Inc.	370	37,929
Gilead Sciences, Inc.(1)	865	42,324
Regeneron Pharmaceuticals, Inc.(1)	82	14,465

		112,132

CAPITAL MARKETS — 0.8%
Franklin Resources, Inc.	154	23,225

CHEMICALS — 2.8%
Agrium, Inc.	144	14,040
Huntsman Corp.	424	7,882
Monsanto Co.	467	49,329
W.R. Grace & Co.(1)	125	9,689

		80,940

COMMERCIAL BANKS — 0.7%
SunTrust Banks, Inc.	740	21,319

COMMERCIAL SERVICES AND SUPPLIES — 0.5%
Tyco International Ltd.	442	14,144

COMMUNICATIONS EQUIPMENT — 2.4%
Cisco Systems, Inc.	1,251	26,158
Palo Alto Networks, Inc.(1)	125	7,075
QUALCOMM, Inc.	224	14,997
Research In Motion Ltd.(1)	530	7,659
Riverbed Technology, Inc.(1)	920	13,717

		69,606

COMPUTERS AND PERIPHERALS — 7.1%
Apple, Inc.	303	134,117
EMC Corp.(1)	1,573	37,579
NetApp, Inc.(1)	917	31,325

		203,021

DISTRIBUTORS — 0.3%
LKQ Corp.(1)	356	7,747

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Verizon Communications, Inc.	466	22,904

ELECTRICAL EQUIPMENT — 0.9%
Regal-Beloit Corp.	70	5,709
Rockwell Automation, Inc.	223	19,256

		24,965

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.8%
Avnet, Inc.(1)	245	8,869
Trimble Navigation Ltd.(1)	444	13,302

		22,171

ENERGY EQUIPMENT AND SERVICES — 2.8%
Cameron International Corp.(1)	310	20,212
Core Laboratories NV	61	8,413
Oceaneering International, Inc.	339	22,513
Schlumberger Ltd.	392	29,357

		80,495

FOOD AND STAPLES RETAILING — 2.8%
Costco Wholesale Corp.	294	31,196
Wal-Mart Stores, Inc.	407	30,456
Whole Foods Market, Inc.	231	20,039

		81,691

FOOD PRODUCTS — 1.3%
Annie's, Inc.(1)	116	4,438
Hershey Co. (The)	85	7,440
Mead Johnson Nutrition Co.	259	20,060
Pinnacle Foods, Inc.(1)	229	5,086

		37,024

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.8%
CareFusion Corp.(1)	243	8,503
Cooper Cos., Inc. (The)	71	7,659
Covidien plc	175	11,872
DENTSPLY International, Inc.	149	6,321
IDEXX Laboratories, Inc.(1)	106	9,793
ResMed, Inc.	164	7,603

		51,751

HEALTH CARE PROVIDERS AND SERVICES — 1.5%
AmerisourceBergen Corp.	364	18,728
Express Scripts Holding Co.(1)	436	25,135

		43,863

HOTELS, RESTAURANTS AND LEISURE — 3.4%
Marriott International, Inc. Class A	612	25,845
McDonald's Corp.	482	48,051
Starbucks Corp.	418	23,809

		97,705

HOUSEHOLD DURABLES — 0.7%
Mohawk Industries, Inc.(1)	168	19,004

HOUSEHOLD PRODUCTS — 0.9%
Church & Dwight Co., Inc.	93	6,011
Colgate-Palmolive Co.	174	20,537

		26,548

INDUSTRIAL CONGLOMERATES — 0.8%
Danaher Corp.	363	22,560

INSURANCE — 1.0%
Travelers Cos., Inc. (The)	324	27,278

INTERNET AND CATALOG RETAIL — 2.2%
Amazon.com, Inc.(1)	163	43,438
Expedia, Inc.	344	20,643

		64,081

INTERNET SOFTWARE AND SERVICES — 4.3%
eBay, Inc.(1)	833	45,165
Google, Inc., Class A(1)	100	79,403

		124,568

IT SERVICES — 4.1%
International Business Machines Corp.	307	65,483
MasterCard, Inc., Class A	98	53,031

		118,514

LIFE SCIENCES TOOLS AND SERVICES — 0.5%
Waters Corp.(1)	156	14,650

MACHINERY — 2.1%
Caterpillar, Inc.	147	12,785
Deere & Co.	76	6,534
Flowserve Corp.	63	10,566
Lincoln Electric Holdings, Inc.	148	8,019
Parker-Hannifin Corp.	259	23,719

		61,623

MEDIA — 4.4%
CBS Corp., Class B	409	19,096
Comcast Corp., Class A	974	40,918
Discovery Communications, Inc. Class C(1)	206	14,325
Scripps Networks Interactive, Inc. Class A	252	16,214
Viacom, Inc., Class B	579	35,649

		126,202

METALS AND MINING — 0.7%
Coeur d'Alene Mines Corp.(1)	275	5,187
Nucor Corp.	310	14,306

		19,493

MULTI-UTILITIES — 0.3%
DTE Energy Co.	142	9,704

OIL, GAS AND CONSUMABLE FUELS — 2.1%
EOG Resources, Inc.	216	27,663
Noble Energy, Inc.	212	24,520
Occidental Petroleum Corp.	100	7,837

		60,020

PERSONAL PRODUCTS — 0.6%
Estee Lauder Cos., Inc. (The), Class A	266	17,032

PHARMACEUTICALS — 5.5%
AbbVie, Inc.	988	40,291
Allergan, Inc.	175	19,535
Bristol-Myers Squibb Co.	793	32,664
Eli Lilly & Co.	527	29,928
Johnson & Johnson	354	28,862
Zoetis, Inc.(1)	170	5,678

		156,958

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.5%
American Campus Communities, Inc.	252	11,426
Simon Property Group, Inc.	190	30,126

		41,552

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.5%
CBRE Group, Inc.(1)	578	14,595

ROAD AND RAIL — 1.8%
Union Pacific Corp.	367	52,264

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.2%
Freescale Semiconductor Ltd.(1)	622	9,261
Linear Technology Corp.	617	23,674
Teradyne, Inc.(1)	1,080	17,518
Xilinx, Inc.	340	12,978

		63,431

SOFTWARE — 6.9%
Cadence Design Systems, Inc.(1)	1,063	14,808
CommVault Systems, Inc.(1)	95	7,788
Electronic Arts, Inc.(1)	778	13,771
Microsoft Corp.	1,843	52,728
NetSuite, Inc.(1)	107	8,566
Oracle Corp.	1,645	53,199
Salesforce.com, Inc.(1)	94	16,810
Splunk, Inc.(1)	202	8,086
Symantec Corp.(1)	886	21,867

		197,623

SPECIALTY RETAIL — 3.6%
Chico's FAS, Inc.	461	7,745
Foot Locker, Inc.	242	8,286
GNC Holdings, Inc. Class A	497	19,522
Home Depot, Inc. (The)	359	25,051
Lowe's Cos., Inc.	812	30,791

Urban Outfitters, Inc.(1)	328	12,707

		104,102

TEXTILES, APPAREL AND LUXURY GOODS — 0.5%
PVH Corp.	143	15,274

TOBACCO — 2.6%
Philip Morris International, Inc.	800	74,168

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
SBA Communications Corp., Class A(1)	252	18,149

TOTAL COMMON STOCKS (Cost $2,531,456)		2,816,265

EXCHANGE-TRADED FUNDS — 0.4%

iShares Russell 1000 Growth Index Fund (Cost $10,489)	152	10,841

TEMPORARY CASH INVESTMENTS — 1.2%

SSgA U.S. Government Money Market Fund (Cost $34,933)	34,933	34,933

TOTAL INVESTMENT SECURITIES — 99.6% (Cost $2,576,878)		2,862,039

OTHER ASSETS AND LIABILITIES — 0.4%		11,258

TOTAL NET ASSETS — 100.0%		$2,873,297

Notes to Schedule of Investments
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

3. Federal Tax Information

As of March 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,603,308
Gross tax appreciation of investments	$275,523
Gross tax depreciation of investments	(16,792)
Net tax appreciation (depreciation) of investments	$258,731

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Income & Growth Fund

March 31, 2013

VP Income & Growth - Schedule of Investments
MARCH 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%

AEROSPACE AND DEFENSE — 4.6%
Boeing Co. (The)	36,908	3,168,552
General Dynamics Corp.	33,853	2,386,975
Honeywell International, Inc.	4,990	375,997
L-3 Communications Holdings, Inc.	7,595	614,587
Northrop Grumman Corp.	40,043	2,809,016
Raytheon Co.	40,723	2,394,105

		11,749,232

BEVERAGES — 0.3%
Coca-Cola Co. (The)	17,836	721,288
PepsiCo, Inc.	1,338	105,849

		827,137

BIOTECHNOLOGY — 1.5%
Amgen, Inc.	37,157	3,808,964

CAPITAL MARKETS — 1.6%
Goldman Sachs Group, Inc. (The)	12,637	1,859,535
Waddell & Reed Financial, Inc.	49,244	2,155,902

		4,015,437

CHEMICALS — 4.1%
CF Industries Holdings, Inc.	9,524	1,813,084
Dow Chemical Co. (The)	5,031	160,187
E.I. du Pont de Nemours & Co.	60,132	2,956,089
Monsanto Co.	31,483	3,325,550
PPG Industries, Inc.	16,712	2,238,405

		10,493,315

COMMERCIAL BANKS — 1.3%
BB&T Corp.	16,325	512,442
Wells Fargo & Co.	74,031	2,738,407

		3,250,849

COMMERCIAL SERVICES AND SUPPLIES — 1.0%
Pitney Bowes, Inc.	167,999	2,496,465

COMMUNICATIONS EQUIPMENT — 2.3%
Cisco Systems, Inc.	208,255	4,354,612
Harris Corp.	32,150	1,489,831

		5,844,443

COMPUTERS AND PERIPHERALS — 6.7%
Apple, Inc.	18,827	8,333,395
Dell, Inc.	84,724	1,214,095
Hewlett-Packard Co.	68,406	1,630,799
Lexmark International, Inc., Class A	75,647	1,997,081
Seagate Technology plc	53,940	1,972,046
Western Digital Corp.	40,429	2,032,770

		17,180,186

CONSUMER FINANCE — 0.1%
Cash America International, Inc.	6,307	330,928

CONTAINERS AND PACKAGING — 0.8%
Packaging Corp. of America	47,867	2,147,792

DIVERSIFIED FINANCIAL SERVICES — 2.1%
JPMorgan Chase & Co.	111,005	5,268,297
Moody's Corp.	3,718	198,244

		5,466,541

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.0%
AT&T, Inc.	166,235	6,099,162
BCE, Inc.	40,083	1,871,475
Verizon Communications, Inc.	99,404	4,885,707

		12,856,344

ELECTRIC UTILITIES — 1.3%
NV Energy, Inc.	40,146	804,124
Pinnacle West Capital Corp.	13,894	804,324
Portland General Electric Co.	60,741	1,842,275

		3,450,723

ELECTRICAL EQUIPMENT — 1.0%
Emerson Electric Co.	45,535	2,544,041

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Molex, Inc.	9,420	275,818

ENERGY EQUIPMENT AND SERVICES — 0.4%
Ensco plc Class A	15,511	930,660

FOOD AND STAPLES RETAILING — 3.1%
CVS Caremark Corp.	64,769	3,561,647
Wal-Mart Stores, Inc.	58,131	4,349,943

		7,911,590

HEALTH CARE EQUIPMENT AND SUPPLIES — 4.1%
Abbott Laboratories	86,940	3,070,721
Baxter International, Inc.	1,628	118,258
Becton Dickinson and Co.	21,213	2,028,175
Medtronic, Inc.	63,710	2,991,822
St. Jude Medical, Inc.	58,403	2,361,817

		10,570,793

HEALTH CARE PROVIDERS AND SERVICES — 1.1%
UnitedHealth Group, Inc.	46,478	2,659,006
WellPoint, Inc.	2,795	185,113

		2,844,119

HOUSEHOLD DURABLES — 1.7%
Garmin Ltd.	58,541	1,934,195
Leggett & Platt, Inc.	4,413	149,071
Newell Rubbermaid, Inc.	85,696	2,236,665

		4,319,931

HOUSEHOLD PRODUCTS — 0.7%
Procter & Gamble Co. (The)	22,201	1,710,809

INDUSTRIAL CONGLOMERATES — 0.9%
General Electric Co.	105,950	2,449,564

INSURANCE — 6.5%
ACE Ltd.	11,189	995,485
Aflac, Inc.	49,603	2,580,348
Allstate Corp. (The)	39,593	1,942,829
Axis Capital Holdings Ltd.	29,173	1,214,180
Berkshire Hathaway, Inc., Class B(1)	7,775	810,155
Marsh & McLennan Cos., Inc.	36,335	1,379,640
MetLife, Inc.	56,804	2,159,688
Prudential Financial, Inc.	46,625	2,750,409
Reinsurance Group of America, Inc.	3,934	234,742
Sun Life Financial, Inc.	36,639	999,878
Travelers Cos., Inc. (The)	18,039	1,518,704

		16,586,058

INTERNET SOFTWARE AND SERVICES — 0.7%
Google, Inc., Class A(1)	2,364	1,877,087

IT SERVICES — 3.5%
Accenture plc, Class A	32,146	2,442,131
Computer Sciences Corp.	30,017	1,477,737
International Business Machines Corp.	17,860	3,809,538
SAIC, Inc.	95,078	1,288,307

		9,017,713

LEISURE EQUIPMENT AND PRODUCTS — 1.7%
Hasbro, Inc.	52,809	2,320,427
Mattel, Inc.	49,659	2,174,568

		4,494,995

LIFE SCIENCES TOOLS AND SERVICES — 0.3%
Thermo Fisher Scientific, Inc.	9,484	725,431

MEDIA — 3.9%
Comcast Corp., Class A	102,255	4,295,732
Regal Entertainment Group Class A	56,619	943,839
Thomson Reuters Corp.	65,054	2,112,954
Time Warner Cable, Inc.	27,085	2,601,785

		9,954,310

MULTI-UTILITIES — 2.4%
Ameren Corp.	22,288	780,526
Consolidated Edison, Inc.	31,644	1,931,233
Public Service Enterprise Group, Inc.	70,904	2,434,843
TECO Energy, Inc.	62,397	1,111,915

		6,258,517

MULTILINE RETAIL — 0.2%
Macy's, Inc.	9,476	396,476

OIL, GAS AND CONSUMABLE FUELS — 9.3%
Chevron Corp.	49,577	5,890,739
ConocoPhillips	58,243	3,500,404
Exxon Mobil Corp.	105,010	9,462,451
Marathon Petroleum Corp.	30,580	2,739,968

Valero Energy Corp.	51,783	2,355,609

		23,949,171

PHARMACEUTICALS — 8.6%
AbbVie, Inc.	29,367	1,197,586
Bristol-Myers Squibb Co.	55,602	2,290,246
Eli Lilly & Co.	57,618	3,272,126
Johnson & Johnson	62,043	5,058,366
Merck & Co., Inc.	99,082	4,382,397
Pfizer, Inc.	200,724	5,792,895

		21,993,616

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.3%
Applied Materials, Inc.	151,706	2,044,997
Intel Corp.	149,588	3,268,498
KLA-Tencor Corp.	43,276	2,282,376
Marvell Technology Group Ltd.	42,034	444,720
Texas Instruments, Inc.	86,501	3,069,055

		11,109,646

SOFTWARE — 4.4%
Activision Blizzard, Inc.	23,283	339,233
CA, Inc.	87,181	2,194,346
Microsoft Corp.	212,187	6,070,670
Oracle Corp.	80,319	2,597,517

		11,201,766

SPECIALTY RETAIL — 3.8%
American Eagle Outfitters, Inc.	70,451	1,317,434
Best Buy Co., Inc.	47,059	1,042,357
Foot Locker, Inc.	48,850	1,672,624
GameStop Corp., Class A	83,333	2,330,824
Home Depot, Inc. (The)	14,271	995,830
Staples, Inc.	175,494	2,356,884

		9,715,953

THRIFTS AND MORTGAGE FINANCE — 0.2%
New York Community Bancorp, Inc.	40,689	583,887

TOBACCO — 3.6%
Altria Group, Inc.	94,607	3,253,535
Lorillard, Inc.	31,296	1,262,793
Philip Morris International, Inc.	8,284	768,010
Reynolds American, Inc.	50,506	2,247,012
Universal Corp.	31,248	1,751,138

		9,282,488

TOTAL COMMON STOCKS (Cost $189,933,139)		254,622,795

TEMPORARY CASH INVESTMENTS — 0.7%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 2/28/14, valued at $159,052), in a joint trading account at 0.11%, dated 3/28/13, due 4/1/13 (Delivery value $155,905)		155,903

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $477,416), in a joint trading account at 0.13%, dated 3/28/13, due 4/1/13 (Delivery value $467,714)		467,707
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $159,080), in a joint trading account at 0.10%, dated 3/28/13, due 4/1/13 (Delivery value $155,904)		155,902
SSgA U.S. Government Money Market Fund	1,005,686	1,005,686

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,785,198)		1,785,198

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $191,718,337)		256,407,993

OTHER ASSETS AND LIABILITIES — 0.1%		246,307

TOTAL NET ASSETS — 100.0%		$256,654,300

Notes to Schedule of Investments
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	254,622,795	—	—
Temporary Cash Investments	1,005,686	779,512	—
Total Value of Investment Securities	255,628,481	779,512	—

3. Federal Tax Information

As of March 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$194,414,613
Gross tax appreciation of investments	$62,818,214
Gross tax depreciation of investments	(824,834)
Net tax appreciation (depreciation) of investments	$61,993,380

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP International Fund

March 31, 2013

VP International - Schedule of Investments
MARCH 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%

AUSTRALIA — 4.5%
BHP Billiton Ltd.	110,556	3,770,854
Commonwealth Bank of Australia	43,341	3,068,917
CSL Ltd.	25,148	1,550,810
James Hardie Industries SE	149,487	1,557,941
Treasury Wine Estates Ltd.	256,420	1,519,070

		11,467,592

AUSTRIA — 0.6%
Erste Group Bank AG(1)	51,386	1,431,337

BELGIUM — 1.8%
Anheuser-Busch InBev NV	36,430	3,607,407
Umicore SA	20,724	973,477

		4,580,884

BRAZIL — 0.5%
BR Malls Participacoes SA	49,900	624,259
Itau Unibanco Holding SA Preference Shares	43,200	767,264

		1,391,523

CANADA — 2.2%
Bank of Nova Scotia	20,806	1,210,654
Canadian Pacific Railway Ltd.	24,230	3,161,337
Encana Corp.	66,154	1,286,807

		5,658,798

DENMARK — 2.6%
Christian Hansen Holding A/S	53,730	1,992,854
Coloplast A/S B Shares	18,850	1,013,784
Novo Nordisk A/S B Shares	21,991	3,589,821

		6,596,459

FINLAND — 1.2%
Kone Oyj	20,967	1,648,877
Sampo A Shares	36,187	1,391,590

		3,040,467

FRANCE — 11.1%
BNP Paribas SA	33,259	1,707,028
Carrefour SA	55,478	1,518,651
Cie Generale d'Optique Essilor International SA	17,742	1,972,920
Dassault Systemes SA	16,116	1,862,966
European Aeronautic Defence and Space Co. NV	61,757	3,142,781
Gemalto NV	9,622	839,327
L'Oreal SA	14,136	2,241,474
Pernod-Ricard SA	25,878	3,224,624
Publicis Groupe SA	18,972	1,272,141
Sanofi	47,715	4,848,432
Schneider Electric SA	32,721	2,390,776
SES SA	69,436	2,176,211

Technip SA	12,439	1,275,277

		28,472,608

GERMANY — 7.0%
adidas AG	16,359	1,697,295
BASF SE	21,092	1,847,154
Continental AG	10,562	1,262,774
Daimler AG	29,775	1,620,003
Henkel AG & Co. KGaA Preference Shares	16,496	1,587,809
Kabel Deutschland Holding AG	25,641	2,365,834
Muenchener Rueckversicherungs AG	23,504	4,395,766
SAP AG	28,091	2,250,529
Sky Deutschland AG(1)	165,281	911,234

		17,938,398

HONG KONG — 1.6%
AIA Group Ltd.	446,600	1,956,110
Link Real Estate Investment Trust (The)	142,942	778,925
Sands China Ltd.	250,400	1,298,362

		4,033,397

INDIA — 0.1%
Tata Motors Ltd. ADR	9,610	234,580

INDONESIA — 0.9%
PT Bank Mandiri (Persero) Tbk	2,132,225	2,194,212

IRELAND — 1.6%
Bank of Ireland(1)	7,987,027	1,576,679
Ryanair Holdings plc ADR	57,651	2,408,659

		3,985,338

ITALY — 2.1%
ENI SpA	60,990	1,370,497
Luxottica Group SpA	29,149	1,461,332
Prada SpA	260,000	2,646,038

		5,477,867

JAPAN — 16.9%
Daikin Industries Ltd.	50,800	1,988,612
Daito Trust Construction Co. Ltd.	19,500	1,669,623
FANUC Corp.	7,100	1,085,345
Fast Retailing Co. Ltd.	5,200	1,653,328
Fuji Heavy Industries Ltd.	79,000	1,245,403
Hitachi Ltd.	115,000	667,021
Japan Tobacco, Inc.	65,000	2,074,946
KDDI Corp.	59,316	2,473,207
Kubota Corp.	191,000	2,755,383
Lawson, Inc.	13,300	1,020,088
Mitsubishi Corp.	100,700	1,882,743
Mitsubishi Estate Co. Ltd.	116,000	3,266,755
Mitsubishi Heavy Industries Ltd.	278,000	1,600,637
Murata Manufacturing Co. Ltd.	12,200	917,576
ORIX Corp.(1)	337,900	4,293,073
Rakuten, Inc.	150,030	1,531,618
Shin-Etsu Chemical Co. Ltd.	29,100	1,919,700

Sysmex Corp.	31,000	1,883,678
Toyota Motor Corp.	104,200	5,340,893
Unicharm Corp.	39,100	2,230,488
Yahoo Japan Corp.	3,545	1,628,738

		43,128,855

MEXICO — 0.7%
Cemex SAB de CV ADR(1)	146,548	1,789,351

NETHERLANDS — 2.3%
Akzo Nobel NV	22,495	1,427,921
ASML Holding NV	51,225	3,445,327
Koninklijke Vopak NV	18,782	1,132,281

		6,005,529

NORWAY — 2.8%
DNB ASA	31,378	461,785
Petroleum Geo-Services ASA	112,210	1,738,237
Statoil ASA	115,289	2,814,885
Telenor ASA	99,090	2,173,235

		7,188,142

PERU — 0.5%
Credicorp Ltd.	7,760	1,288,548

PORTUGAL — 0.4%
Jeronimo Martins SGPS SA	50,668	986,897

RUSSIA — 1.3%
Magnit OJSC GDR	49,565	2,237,860
Sberbank of Russia	318,275	1,006,067

		3,243,927

SINGAPORE — 0.5%
DBS Group Holdings Ltd.	96,000	1,238,360

SOUTH KOREA — 1.4%
Samsung Electronics Co. Ltd.	2,685	3,644,032

SPAIN — 2.3%
Banco Bilbao Vizcaya Argentaria SA	127,506	1,105,369
Grifols SA(1)	77,549	2,875,326
Inditex SA	15,300	2,027,914

		6,008,609

SWEDEN — 3.0%
Svenska Cellulosa AB B Shares	106,507	2,745,805
Telefonaktiebolaget LM Ericsson B Shares	194,635	2,425,265
Volvo AB B Shares	175,116	2,546,170

		7,717,240

SWITZERLAND — 10.2%
Adecco SA	31,795	1,741,641
Cie Financiere Richemont SA	17,488	1,372,439
Holcim Ltd.	18,219	1,451,878
Nestle SA	63,880	4,619,574
Novartis AG	50,185	3,565,762
Roche Holding AG	26,589	6,190,002
SGS SA	456	1,118,264

Syngenta AG	10,266	4,282,457
UBS AG	118,776	1,820,490

		26,162,507

TAIWAN — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	120,769	2,076,019

THAILAND — 0.8%
CP ALL PCL	525,400	820,797
Kasikornbank PCL NVDR	161,000	1,143,521

		1,964,318

TURKEY — 0.8%
Turkiye Garanti Bankasi AS	373,379	1,981,119

UNITED KINGDOM — 16.3%
ARM Holdings plc	109,394	1,530,874
Ashtead Group plc	142,034	1,265,746
Associated British Foods plc	47,748	1,379,189
BG Group plc	110,526	1,896,028
British American Tobacco plc	53,844	2,885,553
Burberry Group plc	42,688	862,020
Capita Group plc (The)	188,482	2,574,636
Compass Group plc	106,261	1,357,057
Experian plc	68,986	1,194,957
HSBC Holdings plc (Hong Kong)	224,633	2,372,919
InterContinental Hotels Group plc	48,829	1,489,058
Lloyds Banking Group plc(1)	2,230,571	1,650,221
Lonmin plc(1)	143,636	634,882
Rio Tinto plc	67,577	3,167,673
Rolls-Royce Holdings plc	134,994	2,317,818
Schroders plc	36,335	1,163,810
Standard Chartered plc	101,260	2,620,996
Telecity Group plc	123,316	1,692,910
Unilever plc	127,583	5,396,950
Whitbread plc	54,896	2,142,013
Wolseley plc	38,907	1,934,907

		41,530,217

TOTAL COMMON STOCKS (Cost $192,714,330)		252,457,130

EXCHANGE-TRADED FUNDS — 0.6%

iShares MSCI Japan Index Fund (Cost $1,369,099)	132,492	1,430,913

TOTAL INVESTMENT SECURITIES — 99.4% (Cost $194,083,429)		253,888,043

OTHER ASSETS AND LIABILITIES — 0.6%		1,540,209

TOTAL NET ASSETS — 100.0%		$255,428,252

Market Sector Diversification
(as a % of net assets)

Financials	19.1%
Industrials	14.8%

Consumer Staples	14.6%
Consumer Discretionary	13.9%
Materials	10.9%
Health Care	10.7%
Information Technology	8.9%
Energy	4.1%
Telecommunication Services	1.8%
Diversified	0.6%
Other Assets and Liabilities	0.6%

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Foreign Common Stocks	7,797,157	244,659,973	—
Exchange-Traded Funds	1,430,913	—	—
Total Value of Investment Securities	9,228,070	244,659,973	—

3. Federal Tax Information

As of March 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$195,808,967
Gross tax appreciation of investments	$61,444,780
Gross tax depreciation of investments	(3,365,704)
Net tax appreciation (depreciation) of investments	$58,079,076

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Large Company Value Fund

March 31, 2013

VP Large Company Value - Schedule of Investments
MARCH 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%

AEROSPACE AND DEFENSE — 1.6%
Honeywell International, Inc.	670	50,485
Northrop Grumman Corp.	810	56,821
Raytheon Co.	1,340	78,779

		186,085

AIRLINES — 0.6%
Southwest Airlines Co.	5,020	67,670

AUTO COMPONENTS — 0.2%
Autoliv, Inc.	330	22,816

AUTOMOBILES — 1.2%
Ford Motor Co.	11,270	148,201

BEVERAGES — 0.6%
PepsiCo, Inc.	890	70,408

BIOTECHNOLOGY — 0.5%
Amgen, Inc.	240	24,602
Gilead Sciences, Inc.(1)	830	40,612

		65,214

CAPITAL MARKETS — 4.3%
Ameriprise Financial, Inc.	1,760	129,624
Bank of New York Mellon Corp. (The)	2,740	76,692
BlackRock, Inc.	440	113,027
Goldman Sachs Group, Inc. (The)	1,080	158,922
Morgan Stanley	1,670	36,707

		514,972

CHEMICALS — 0.8%
E.I. du Pont de Nemours & Co.	860	42,278
LyondellBasell Industries NV, Class A	880	55,695

		97,973

COMMERCIAL BANKS — 6.4%
KeyCorp	5,610	55,875
PNC Financial Services Group, Inc.	2,570	170,905
U.S. Bancorp	4,890	165,918
Wells Fargo & Co.	9,890	365,831

		758,529

COMMERCIAL SERVICES AND SUPPLIES — 0.8%
ADT Corp. (The)	320	15,661
Avery Dennison Corp.	500	21,535
Tyco International Ltd.	1,850	59,200

		96,396

COMMUNICATIONS EQUIPMENT — 2.9%
Cisco Systems, Inc.	13,060	273,085
QUALCOMM, Inc.	1,130	75,653

		348,738

COMPUTERS AND PERIPHERALS — 0.6%
NetApp, Inc.(1)	2,100	71,736

DIVERSIFIED FINANCIAL SERVICES — 6.4%
Bank of America Corp.	8,410	102,434
Citigroup, Inc.	6,000	265,440
JPMorgan Chase & Co.	8,260	392,019

		759,893

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.2%
AT&T, Inc.	6,860	251,693
CenturyLink, Inc.	2,800	98,364
Verizon Communications, Inc.	630	30,965

		381,022

ELECTRIC UTILITIES — 3.4%
American Electric Power Co., Inc.	1,480	71,972
Exelon Corp.	1,410	48,617
NV Energy, Inc.	2,830	56,685
Pinnacle West Capital Corp.	1,200	69,468
PPL Corp.	2,560	80,154
Xcel Energy, Inc.	2,550	75,735

		402,631

ELECTRICAL EQUIPMENT — 0.8%
Eaton Corp. plc	1,650	101,063

ENERGY EQUIPMENT AND SERVICES — 2.6%
Baker Hughes, Inc.	2,300	106,743
National Oilwell Varco, Inc.	1,730	122,397
Schlumberger Ltd.	1,110	83,128

		312,268

FOOD AND STAPLES RETAILING — 2.7%
CVS Caremark Corp.	2,470	135,825
Kroger Co. (The)	2,950	97,763
Wal-Mart Stores, Inc.	1,180	88,300

		321,888

FOOD PRODUCTS — 0.8%
Kraft Foods Group, Inc.	610	31,433
Mondelez International, Inc. Class A	2,200	67,342

		98,775

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.0%
Abbott Laboratories	1,660	58,631
Medtronic, Inc.	3,780	177,509

		236,140

HEALTH CARE PROVIDERS AND SERVICES — 2.1%
Aetna, Inc.	1,890	96,617
Quest Diagnostics, Inc.	980	55,321
WellPoint, Inc.	1,560	103,319

		255,257

HOTELS, RESTAURANTS AND LEISURE — 0.6%
Carnival Corp.	1,920	65,856

HOUSEHOLD PRODUCTS — 2.7%
Procter & Gamble Co. (The)	4,160	320,570

INDUSTRIAL CONGLOMERATES — 3.8%
General Electric Co.	19,770	457,082

INSURANCE — 8.4%
Allstate Corp. (The)	2,360	115,805
American International Group, Inc.(1)	1,500	58,230
Berkshire Hathaway, Inc., Class B(1)	1,880	195,896
Chubb Corp. (The)	600	52,518
Loews Corp.	1,790	78,885
MetLife, Inc.	4,200	159,684
Principal Financial Group, Inc.	2,250	76,568
Prudential Financial, Inc.	2,000	117,980
Torchmark Corp.	350	20,930
Travelers Cos., Inc. (The)	1,400	117,866

		994,362

MACHINERY — 1.4%
Dover Corp.	1,050	76,524
Ingersoll-Rand plc	480	26,405
PACCAR, Inc.	1,190	60,166

		163,095

MEDIA — 3.8%
CBS Corp., Class B	1,760	82,174
Comcast Corp., Class A	3,350	140,734
Time Warner Cable, Inc.	700	67,242
Time Warner, Inc.	2,820	162,488

		452,638

METALS AND MINING — 1.4%
Freeport-McMoRan Copper & Gold, Inc.	3,060	101,286
Nucor Corp.	1,300	59,995

		161,281

MULTI-UTILITIES — 0.7%
PG&E Corp.	1,800	80,154

MULTILINE RETAIL — 2.5%
Kohl's Corp.	800	36,904
Macy's, Inc.	2,020	84,517
Target Corp.	2,640	180,708

		302,129

OIL, GAS AND CONSUMABLE FUELS — 14.3%
Apache Corp.	1,480	114,197
Chevron Corp.	3,430	407,553
Exxon Mobil Corp.	8,390	756,023
Marathon Petroleum Corp.	120	10,752
Occidental Petroleum Corp.	1,820	142,633
Royal Dutch Shell plc, Class A	3,353	108,268
Total SA ADR	2,240	107,475
Valero Energy Corp.	1,090	49,584

		1,696,485

PAPER AND FOREST PRODUCTS — 0.8%
International Paper Co.	1,940	90,365

PHARMACEUTICALS — 8.6%
Johnson & Johnson	4,320	352,210
Merck & Co., Inc.	6,310	279,091
Pfizer, Inc.	13,710	395,670

		1,026,971

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.6%
Applied Materials, Inc.	4,930	66,456
Intel Corp.	5,670	123,890

		190,346

SOFTWARE — 2.3%
Microsoft Corp.	5,590	159,930
Oracle Corp.	3,510	113,513

		273,443

SPECIALTY RETAIL — 0.7%
Lowe's Cos., Inc.	2,320	87,974

TOBACCO — 0.6%
Altria Group, Inc.	2,040	70,156

TOTAL COMMON STOCKS (Cost $8,853,535)		11,750,582

TEMPORARY CASH INVESTMENTS — 1.2%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 2/28/14, valued at $12,874), in a joint trading account at 0.11%, dated 3/28/13, due 4/1/13 (Delivery value $12,620)		12,620
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $38,644), in a joint trading account at 0.13%, dated 3/28/13, due 4/1/13 (Delivery value $37,859)		37,858
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $12,877), in a joint trading account at 0.10%, dated 3/28/13, due 4/1/13 (Delivery value $12,619)		12,619
SSgA U.S. Government Money Market Fund	81,405	81,405

TOTAL TEMPORARY CASH INVESTMENTS (Cost $144,502)		144,502

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $8,998,037)		11,895,084

OTHER ASSETS AND LIABILITIES — 0.1%		6,355

TOTAL NET ASSETS — 100.0%		$11,901,439

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
144,211	EUR for USD	UBS AG	4/30/13	184,890	898

(Value on Settlement Date $185,788)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

EUR	-	Euro
USD	-	United States Dollar

(1)  Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	11,642,314	108,268	—
Temporary Cash Investments	81,405	63,097	—
Total Value of Investment Securities	11,723,719	171,365	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	898	—

3. Federal Tax Information

As of March 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$9,434,638
Gross tax appreciation of investments	$2,498,726
Gross tax depreciation of investments	(38,280)
Net tax appreciation (depreciation) of investments	$2,460,446

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Mid Cap Value Fund

March 31, 2013

VP Mid Cap Value - Schedule of Investments
MARCH 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.0%

AEROSPACE AND DEFENSE — 3.5%
General Dynamics Corp.	55,645	3,923,529
Northrop Grumman Corp.	54,020	3,789,503
Raytheon Co.	38,057	2,237,371
Rockwell Collins, Inc.	22,370	1,411,994

		11,362,397

AIRLINES — 0.6%
Southwest Airlines Co.	149,033	2,008,965

AUTO COMPONENTS — 0.4%
Autoliv, Inc.	17,656	1,220,736

AUTOMOBILES — 0.3%
Thor Industries, Inc.	27,104	997,156

BEVERAGES — 1.0%
Dr Pepper Snapple Group, Inc.	68,156	3,199,924

CAPITAL MARKETS — 4.6%
Charles Schwab Corp. (The)	138,961	2,458,220
Franklin Resources, Inc.	15,882	2,395,165
Northern Trust Corp.	155,570	8,487,899
State Street Corp.	22,570	1,333,661

		14,674,945

COMMERCIAL BANKS — 6.0%
Comerica, Inc.	89,066	3,201,923
Commerce Bancshares, Inc.	104,599	4,270,777
Cullen/Frost Bankers, Inc.	30,029	1,877,713
KeyCorp	182,181	1,814,523
PNC Financial Services Group, Inc.	63,120	4,197,480
SunTrust Banks, Inc.	47,702	1,374,294
Westamerica Bancorp.	52,151	2,364,005

		19,100,715

COMMERCIAL SERVICES AND SUPPLIES — 5.9%
ADT Corp. (The)	45,918	2,247,227
Republic Services, Inc.	315,241	10,402,953
Tyco International Ltd.	145,955	4,670,560
Waste Management, Inc.	41,215	1,616,040

		18,936,780

COMPUTERS AND PERIPHERALS — 1.1%
SanDisk Corp.(1)	30,029	1,651,595
Western Digital Corp.	36,117	1,815,963

		3,467,558

CONTAINERS AND PACKAGING — 1.4%
Bemis Co., Inc.	56,615	2,284,982
Sonoco Products Co.	60,671	2,122,878

		4,407,860

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
CenturyLink, Inc.	93,242	3,275,591
tw telecom, inc., Class A(1)	102,145	2,573,033

		5,848,624

ELECTRIC UTILITIES — 7.1%
Empire District Electric Co. (The)	116,108	2,600,819
Great Plains Energy, Inc.	232,907	5,401,113
IDACORP, Inc.	32,810	1,583,739
Northeast Utilities	39,934	1,735,532
NV Energy, Inc.	72,081	1,443,782
Portland General Electric Co.	67,490	2,046,972
Westar Energy, Inc.	115,314	3,826,119
Xcel Energy, Inc.	133,726	3,971,662

		22,609,738

ELECTRICAL EQUIPMENT — 0.9%
ABB Ltd. ADR	94,256	2,145,267
Brady Corp., Class A	26,178	877,748

		3,023,015

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.1%
Molex, Inc., Class A	46,335	1,117,600
TE Connectivity Ltd.	55,426	2,324,012

		3,441,612

ENERGY EQUIPMENT AND SERVICES — 0.3%
Helmerich & Payne, Inc.	15,824	960,517

FOOD AND STAPLES RETAILING — 1.2%
SYSCO Corp.	106,414	3,742,580

FOOD PRODUCTS — 2.8%
ConAgra Foods, Inc.	51,080	1,829,175
General Mills, Inc.	45,320	2,234,729
Kellogg Co.	28,693	1,848,690
Kraft Foods Group, Inc.	55,153	2,842,034
Pinnacle Foods, Inc.(1)	2,943	65,364

		8,819,992

GAS UTILITIES — 1.6%
AGL Resources, Inc.	101,472	4,256,751
WGL Holdings, Inc.	17,954	791,771

		5,048,522

HEALTH CARE EQUIPMENT AND SUPPLIES — 7.7%
Becton Dickinson and Co.	34,409	3,289,844
Boston Scientific Corp.(1)	226,477	1,768,785
CareFusion Corp.(1)	163,651	5,726,149
Medtronic, Inc.	65,411	3,071,701
STERIS Corp.	62,800	2,613,108
Stryker Corp.	66,556	4,342,113
Zimmer Holdings, Inc.	49,745	3,741,819

		24,553,519

HEALTH CARE PROVIDERS AND SERVICES — 3.8%
CIGNA Corp.	22,979	1,433,200
Humana, Inc.	30,201	2,087,191
LifePoint Hospitals, Inc.(1)	81,065	3,928,410
Patterson Cos., Inc.	69,036	2,626,129
Quest Diagnostics, Inc.	39,999	2,257,944

		12,332,874

HOTELS, RESTAURANTS AND LEISURE — 2.2%
Carnival Corp.	69,309	2,377,299
CEC Entertainment, Inc.	64,955	2,127,276
International Game Technology	108,466	1,789,689
International Speedway Corp., Class A	24,709	807,490

		7,101,754

HOUSEHOLD PRODUCTS — 1.1%
Clorox Co.	19,294	1,708,098
Kimberly-Clark Corp.	18,923	1,854,075

		3,562,173

INDUSTRIAL CONGLOMERATES — 0.7%
Koninklijke Philips Electronics NV	79,947	2,365,754

INSURANCE — 8.5%
ACE Ltd.	30,524	2,715,720
Allstate Corp. (The)	35,115	1,723,093
Aon plc	35,405	2,177,407
Chubb Corp. (The)	45,938	4,020,953
HCC Insurance Holdings, Inc.	71,245	2,994,427
Marsh & McLennan Cos., Inc.	84,125	3,194,226
Principal Financial Group, Inc.	35,117	1,195,032
Reinsurance Group of America, Inc.	56,416	3,366,343
Symetra Financial Corp.	126,880	1,701,461
Travelers Cos., Inc. (The)	25,303	2,130,260
Unum Group	65,417	1,848,030

		27,066,952

LEISURE EQUIPMENT AND PRODUCTS — 0.4%
Hasbro, Inc.	32,150	1,412,671

LIFE SCIENCES TOOLS AND SERVICES — 1.1%
Agilent Technologies, Inc.	63,039	2,645,747
Life Technologies Corp.(1)	12,414	802,317

		3,448,064

MACHINERY — 2.1%
ITT Corp.	79,430	2,258,195
Kaydon Corp.	78,079	1,997,261
Woodward, Inc.	58,879	2,341,029

		6,596,485

MEDIA — 0.8%
Time Warner Cable, Inc.	26,289	2,525,321

METALS AND MINING — 1.4%
Newmont Mining Corp.	75,518	3,163,449

Nucor Corp.	31,045	1,432,727

		4,596,176

MULTI-UTILITIES — 1.8%
PG&E Corp.	107,721	4,796,816
Wisconsin Energy Corp.	20,032	859,173

		5,655,989

MULTILINE RETAIL — 1.0%
Target Corp.	45,171	3,091,955

OIL, GAS AND CONSUMABLE FUELS — 6.9%
Apache Corp.	40,291	3,108,853
Devon Energy Corp.	54,049	3,049,445
EQT Corp.	8,872	601,078
Imperial Oil Ltd.	182,166	7,445,521
Murphy Oil Corp.	44,841	2,857,717
Peabody Energy Corp.	38,152	806,915
Southwestern Energy Co.(1)	80,050	2,982,663
Spectra Energy Partners LP	32,404	1,275,097

		22,127,289

PHARMACEUTICALS — 1.0%
Hospira, Inc.(1)	95,021	3,119,539

REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.8%
American Tower Corp.	28,932	2,225,450
Annaly Capital Management, Inc.	137,460	2,184,240
Corrections Corp. of America	55,948	2,185,888
HCP, Inc.	42,749	2,131,465
Piedmont Office Realty Trust, Inc., Class A	183,314	3,591,121

		12,318,164

ROAD AND RAIL — 0.9%
Heartland Express, Inc.	225,302	3,005,529

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.6%
Analog Devices, Inc.	27,516	1,279,219
Applied Materials, Inc.	341,687	4,605,941
KLA-Tencor Corp.	21,866	1,153,213
Microchip Technology, Inc.	35,599	1,308,619
Teradyne, Inc.(1)	201,701	3,271,590

		11,618,582

SPECIALTY RETAIL — 2.0%
Bed Bath & Beyond, Inc.(1)	29,854	1,923,195
Lowe's Cos., Inc.	121,437	4,604,891

		6,528,086

TEXTILES, APPAREL AND LUXURY GOODS — 0.4%
Coach, Inc.	23,671	1,183,313

THRIFTS AND MORTGAGE FINANCE — 1.7%
Capitol Federal Financial, Inc.	196,294	2,369,269
People's United Financial, Inc.	221,543	2,977,538

		5,346,807

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Rogers Communications, Inc., Class B	31,047	1,585,892

TOTAL COMMON STOCKS (Cost $249,583,219)		304,014,524

EXCHANGE-TRADED FUNDS — 3.5%

iShares Russell Midcap Value Index Fund (Cost $9,416,404)	197,334	11,248,038

TEMPORARY CASH INVESTMENTS — 1.9%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 2/28/14, valued at $553,489), in a joint trading account at 0.11%, dated 3/28/13, due 4/1/13 (Delivery value $542,535)		542,528
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $1,661,366), in a joint trading account at 0.13%, dated 3/28/13, due 4/1/13 (Delivery value $1,627,606)		1,627,582
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $553,585), in a joint trading account at 0.10%, dated 3/28/13, due 4/1/13 (Delivery value $542,533)		542,527
SSgA U.S. Government Money Market Fund	3,499,702	3,499,702

TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,212,339)		6,212,339

TOTAL INVESTMENT SECURITIES — 100.4% (Cost $265,211,962)		321,474,901

OTHER ASSETS AND LIABILITIES — (0.4)%		(1,350,503)

TOTAL NET ASSETS — 100.0%		$320,124,398

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
7,742,637	CAD for USD	UBS AG	4/30/13	7,617,120	(48,411)
1,700,457	CHF for USD	Credit Suisse AG	4/30/13	1,791,869	500
41,086	CHF for USD	Credit Suisse AG	4/30/13	43,294	(200)
1,590,146	EUR for USD	UBS AG	4/30/13	2,038,688	9,897
				11,490,971	(38,214)
(Value on Settlement Date $11,452,757)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	292,617,357	11,397,167	—
Exchange-Traded Funds	11,248,038	—	—
Temporary Cash Investments	3,499,702	2,712,637	—
Total Value of Investment Securities	307,365,097	14,109,804	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	(38,214)	—

3. Federal Tax Information

As of March 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$271,368,582
Gross tax appreciation of investments	$51,629,794
Gross tax depreciation of investments	(1,523,475)
Net tax appreciation (depreciation) of investments	$50,106,319

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Ultra® Fund

March 31, 2013

VP Ultra - Schedule of Investments
MARCH 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.0%

AUTO COMPONENTS — 0.5%
BorgWarner, Inc.(1)	16,020	1,238,987

AUTOMOBILES — 0.5%
Tesla Motors, Inc.(1)	32,420	1,228,394

BEVERAGES — 1.5%
Coca-Cola Co. (The)	87,070	3,521,111

BIOTECHNOLOGY — 6.2%
Alexion Pharmaceuticals, Inc.(1)	19,490	1,795,809
Celgene Corp.(1)	39,880	4,622,491
Gilead Sciences, Inc.(1)	166,250	8,134,612

		14,552,912

CAPITAL MARKETS — 1.8%
Franklin Resources, Inc.	10,780	1,625,732
T. Rowe Price Group, Inc.	35,610	2,666,120

		4,291,852

CHEMICALS — 4.4%
Ecolab, Inc.	27,260	2,185,707
Monsanto Co.	55,530	5,865,634
Potash Corp. of Saskatchewan, Inc.	55,960	2,196,430

		10,247,771

COMMUNICATIONS EQUIPMENT — 2.6%
Palo Alto Networks, Inc.(1)	690	39,054
QUALCOMM, Inc.	90,940	6,088,433

		6,127,487

COMPUTERS AND PERIPHERALS — 8.7%
Apple, Inc.	38,880	17,209,454
EMC Corp.(1)	137,690	3,289,414

		20,498,868

CONSUMER FINANCE — 0.9%
American Express Co.	32,610	2,199,871

DIVERSIFIED FINANCIAL SERVICES — 0.9%
JPMorgan Chase & Co.	45,940	2,180,312

ELECTRICAL EQUIPMENT — 3.0%
Eaton Corp. plc	49,340	3,022,075
Emerson Electric Co.	70,120	3,917,604

		6,939,679

ENERGY EQUIPMENT AND SERVICES — 2.1%
Core Laboratories NV	9,460	1,304,723
Schlumberger Ltd.	49,300	3,692,077

		4,996,800

FOOD AND STAPLES RETAILING — 4.7%
Costco Wholesale Corp.	51,810	5,497,559
Wal-Mart Stores, Inc.	44,210	3,308,234

Whole Foods Market, Inc.	27,340	2,371,745

		11,177,538

FOOD PRODUCTS — 1.9%
Mead Johnson Nutrition Co.	26,200	2,029,190
Nestle SA	34,900	2,523,844

		4,553,034

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.8%
HeartWare International, Inc.(1)	4,910	434,191
Intuitive Surgical, Inc.(1)	6,590	3,236,942
St. Jude Medical, Inc.	26,700	1,079,748
Varian Medical Systems, Inc.(1)	24,510	1,764,720

		6,515,601

HEALTH CARE PROVIDERS AND SERVICES — 3.9%
Express Scripts Holding Co.(1)	94,700	5,459,455
UnitedHealth Group, Inc.	66,250	3,790,162

		9,249,617

HEALTH CARE TECHNOLOGY — 0.7%
Cerner Corp.(1)	17,670	1,674,233

HOTELS, RESTAURANTS AND LEISURE — 3.7%
McDonald's Corp.	36,190	3,607,781
Starbucks Corp.	91,510	5,212,410

		8,820,191

HOUSEHOLD PRODUCTS — 1.3%
Colgate-Palmolive Co.	25,660	3,028,650

INSURANCE — 1.2%
MetLife, Inc.	73,340	2,788,387

INTERNET AND CATALOG RETAIL — 2.7%
Amazon.com, Inc.(1)	23,430	6,243,861

INTERNET SOFTWARE AND SERVICES — 8.5%
Baidu, Inc. ADR(1)	14,160	1,241,832
Facebook, Inc. Class A(1)	91,150	2,331,617
Google, Inc., Class A(1)	14,760	11,719,883
LinkedIn Corp., Class A(1)	20,140	3,545,848
Tencent Holdings Ltd.	35,500	1,128,676

		19,967,856

IT SERVICES — 2.7%
MasterCard, Inc., Class A	8,850	4,789,000
Teradata Corp.(1)	28,050	1,641,206

		6,430,206

MACHINERY — 6.4%
Cummins, Inc.	25,440	2,946,207
Donaldson Co., Inc.	33,617	1,216,599
Joy Global, Inc.	59,450	3,538,464
Parker-Hannifin Corp.	38,050	3,484,619
WABCO Holdings, Inc.(1)	32,590	2,300,528
Wabtec Corp.	16,630	1,698,089

		15,184,506

MEDIA — 2.0%
Time Warner, Inc.	50,920	2,934,010
Walt Disney Co. (The)	31,150	1,769,320

		4,703,330

OIL, GAS AND CONSUMABLE FUELS — 2.8%
EOG Resources, Inc.	11,860	1,518,910
Exxon Mobil Corp.	26,750	2,410,442
Occidental Petroleum Corp.	33,140	2,597,182

		6,526,534

PERSONAL PRODUCTS — 1.7%
Estee Lauder Cos., Inc. (The), Class A	64,060	4,101,762

PHARMACEUTICALS — 1.5%
Pfizer, Inc.	123,660	3,568,828

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.0%
Altera Corp.	65,460	2,321,866
Linear Technology Corp.	60,670	2,327,908

		4,649,774

SOFTWARE — 4.7%
Microsoft Corp.	29,920	856,011
NetSuite, Inc.(1)	14,900	1,192,894
Oracle Corp.	131,860	4,264,353
Salesforce.com, Inc.(1)	15,510	2,773,653
VMware, Inc., Class A(1)	15,620	1,232,106
Workday, Inc.(1)	13,940	859,122

		11,178,139

SPECIALTY RETAIL — 3.6%
O'Reilly Automotive, Inc.(1)	24,540	2,516,577
Tiffany & Co.	24,260	1,687,040
TJX Cos., Inc. (The)	93,730	4,381,878

		8,585,495

TEXTILES, APPAREL AND LUXURY GOODS — 3.5%
Burberry Group plc	61,950	1,250,987
Lululemon Athletica, Inc.(1)	27,450	1,711,507
NIKE, Inc., Class B	60,480	3,568,925
Under Armour, Inc. Class A(1)	32,070	1,641,984

		8,173,403

TOBACCO — 2.6%
Philip Morris International, Inc.	67,040	6,215,278

TOTAL COMMON STOCKS (Cost $123,087,897)		231,360,267

EXCHANGE-TRADED FUNDS — 0.3%

iShares Russell 1000 Growth Index Fund (Cost $606,349)	8,640	616,205

TEMPORARY CASH INVESTMENTS — 1.9%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 2/28/14, valued at $401,811), in a joint trading account at 0.11%, dated 3/28/13, due 4/1/13 (Delivery value $393,859)		393,854

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $1,206,086), in a joint trading account at 0.13%, dated 3/28/13, due 4/1/13 (Delivery value $1,181,578)		1,181,561
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $401,881), in a joint trading account at 0.10%, dated 3/28/13, due 4/1/13 (Delivery value $393,857)		393,853
SSgA U.S. Government Money Market Fund	2,540,646	2,540,646

TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,509,914)		4,509,914

TOTAL INVESTMENT SECURITIES — 100.2% (Cost $128,204,160)		236,486,386

OTHER ASSETS AND LIABILITIES — (0.2)%		(456,082)

TOTAL NET ASSETS — 100.0%		$236,030,304

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
2,018,703	CHF for USD	Credit Suisse AG	4/30/13	2,127,224	594
700,345	GBP for USD	Credit Suisse AG	4/30/13	1,063,981	(1,222)
				3,191,205	(628)
(Value on Settlement Date $3,190,577)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	226,456,760	4,903,507	—
Exchange-Traded Funds	616,205	—	—
Temporary Cash Investments	2,540,646	1,969,268	—
Total Value of Investment Securities	229,613,611	6,872,775	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	(628)	—

3. Federal Tax Information

As of March 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$131,923,355
Gross tax appreciation of investments	$105,035,271
Gross tax depreciation of investments	(472,240)
Net tax appreciation (depreciation) of investments	$104,563,031

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Value Fund

March 31, 2013

VP Value - Schedule of Investments
MARCH 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.1%

AEROSPACE AND DEFENSE — 2.3%
Boeing Co. (The)	35,971	3,088,110
General Dynamics Corp.	77,746	5,481,870
Northrop Grumman Corp.	95,617	6,707,533
Raytheon Co.	76,357	4,489,028

		19,766,541

AIR FREIGHT AND LOGISTICS — 0.2%
United Parcel Service, Inc., Class B	15,679	1,346,826

AIRLINES — 1.0%
Japan Airlines Co. Ltd.	59,281	2,761,430
Southwest Airlines Co.	440,878	5,943,035

		8,704,465

AUTOMOBILES — 1.4%
General Motors Co.(1)	116,951	3,253,577
Honda Motor Co., Ltd.	58,100	2,221,915
Toyota Motor Corp.	119,700	6,135,364

		11,610,856

BEVERAGES — 1.0%
Dr Pepper Snapple Group, Inc.	140,429	6,593,141
PepsiCo, Inc.	27,880	2,205,587

		8,798,728

CAPITAL MARKETS — 4.8%
Charles Schwab Corp. (The)	371,702	6,575,408
Franklin Resources, Inc.	6,804	1,026,111
Goldman Sachs Group, Inc. (The)	60,100	8,843,715
Northern Trust Corp.	338,303	18,457,812
State Street Corp.	91,356	5,398,226

		40,301,272

COMMERCIAL BANKS — 7.2%
Comerica, Inc.	196,964	7,080,856
Commerce Bancshares, Inc.	119,032	4,860,077
Cullen/Frost Bankers, Inc.	33,663	2,104,947
KeyCorp	253,845	2,528,296
PNC Financial Services Group, Inc.	226,346	15,052,009
U.S. Bancorp	280,199	9,507,152
Wells Fargo & Co.	525,792	19,449,046

		60,582,383

COMMERCIAL SERVICES AND SUPPLIES — 4.9%
ADT Corp. (The)	55,285	2,705,648
Republic Services, Inc.	671,172	22,148,676
Tyco International Ltd.	272,073	8,706,336
Waste Management, Inc.	203,542	7,980,882

		41,541,542

COMMUNICATIONS EQUIPMENT — 1.6%
Cisco Systems, Inc.	654,620	13,688,104

COMPUTERS AND PERIPHERALS — 2.0%
Apple, Inc.	5,871	2,598,681
Diebold, Inc.	105,064	3,185,540
EMC Corp.(1)	105,185	2,512,870
Hewlett-Packard Co.	192,057	4,578,639
QLogic Corp.(1)	133,147	1,544,505
SanDisk Corp.(1)	12,221	672,155
Western Digital Corp.	34,964	1,757,990

		16,850,380

CONTAINERS AND PACKAGING — 1.0%
Bemis Co., Inc.	115,845	4,675,504
Sonoco Products Co.	96,493	3,376,290

		8,051,794

DIVERSIFIED FINANCIAL SERVICES — 2.2%
JPMorgan Chase & Co.	385,430	18,292,508

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
AT&T, Inc.	505,887	18,560,994
CenturyLink, Inc.	94,144	3,307,279

		21,868,273

ELECTRIC UTILITIES — 3.7%
Great Plains Energy, Inc.	154,480	3,582,391
NV Energy, Inc.	196,351	3,932,911
Westar Energy, Inc.	445,536	14,782,884
Xcel Energy, Inc.	303,786	9,022,444

		31,320,630

ELECTRICAL EQUIPMENT — 0.2%
Emerson Electric Co.	35,103	1,961,205

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.7%
Molex, Inc.	100,203	2,933,944
TE Connectivity Ltd.	70,700	2,964,451

		5,898,395

ENERGY EQUIPMENT AND SERVICES — 0.4%
Halliburton Co.	85,409	3,451,378

FOOD AND STAPLES RETAILING — 1.3%
CVS Caremark Corp.	50,743	2,790,357
SYSCO Corp.	139,758	4,915,289
Wal-Mart Stores, Inc.	45,461	3,401,847

		11,107,493

FOOD PRODUCTS — 1.9%
ConAgra Foods, Inc.	52,371	1,875,406
General Mills, Inc.	53,523	2,639,219
Kellogg Co.	28,814	1,856,486
Kraft Foods Group, Inc.	89,350	4,604,206

Mondelez International, Inc. Class A	169,730	5,195,435

		16,170,752

HEALTH CARE EQUIPMENT AND SUPPLIES — 6.4%
Becton Dickinson and Co.	76,990	7,361,014
Boston Scientific Corp.(1)	942,574	7,361,503
CareFusion Corp.(1)	447,819	15,669,187
Medtronic, Inc.	232,983	10,940,881
Stryker Corp.	103,466	6,750,122
Zimmer Holdings, Inc.	76,537	5,757,113

		53,839,820

HEALTH CARE PROVIDERS AND SERVICES — 2.0%
Aetna, Inc.	57,529	2,940,882
Humana, Inc.	30,687	2,120,779
LifePoint Hospitals, Inc.(1)	91,530	4,435,544
UnitedHealth Group, Inc.	136,454	7,806,533

		17,303,738

HOTELS, RESTAURANTS AND LEISURE — 1.8%
Carnival Corp.	99,338	3,407,293
International Game Technology	204,366	3,372,039
International Speedway Corp., Class A	167,758	5,482,332
Speedway Motorsports, Inc.	157,236	2,828,676

		15,090,340

HOUSEHOLD PRODUCTS — 2.9%
Clorox Co.	18,348	1,624,348
Energizer Holdings, Inc.	2,531	252,417
Kimberly-Clark Corp.	13,076	1,281,187
Procter & Gamble Co. (The)	280,140	21,587,588

		24,745,540

INDUSTRIAL CONGLOMERATES — 3.6%
General Electric Co.	1,080,510	24,981,391
Koninklijke Philips Electronics NV	197,372	5,840,539

		30,821,930

INSURANCE — 6.4%
ACE Ltd.	34,277	3,049,625
Allstate Corp. (The)	83,757	4,109,956
Berkshire Hathaway, Inc., Class A(1)	65	10,158,200
Chubb Corp. (The)	57,461	5,029,561
HCC Insurance Holdings, Inc.	87,507	3,677,919
Marsh & McLennan Cos., Inc.	193,637	7,352,397
MetLife, Inc.	191,879	7,295,239
Prudential Financial, Inc.	76,982	4,541,168
Reinsurance Group of America, Inc.	57,249	3,416,048
Travelers Cos., Inc. (The)	25,535	2,149,792
Unum Group	104,812	2,960,939

		53,740,844

INTERNET SOFTWARE AND SERVICES — 0.1%
Google, Inc., Class A(1)	1,509	1,198,191

LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Agilent Technologies, Inc.	44,970	1,887,391

METALS AND MINING — 0.7%
Barrick Gold Corp.	91,665	2,694,951
Freeport-McMoRan Copper & Gold, Inc.	64,015	2,118,897
Newmont Mining Corp.	35,634	1,492,708

		6,306,556

MULTI-UTILITIES — 1.2%
PG&E Corp.	236,265	10,520,881

MULTILINE RETAIL — 0.8%
Target Corp.	94,712	6,483,036

OIL, GAS AND CONSUMABLE FUELS — 16.4%
Apache Corp.	134,956	10,413,205
Chevron Corp.	209,488	24,891,364
Devon Energy Corp.	121,278	6,842,505
Exxon Mobil Corp.	410,275	36,969,880
Imperial Oil Ltd.	366,594	14,983,494
Occidental Petroleum Corp.	161,210	12,634,028
Peabody Energy Corp.	122,014	2,580,596
Southwestern Energy Co.(1)	114,915	4,281,733
Total S.A.	344,659	16,503,492
Ultra Petroleum Corp.(1)	303,946	6,109,314
Williams Partners LP	42,097	2,180,625

		138,390,236

PHARMACEUTICALS — 8.4%
Eli Lilly & Co.	52,771	2,996,865
Hospira, Inc.(1)	205,292	6,739,737
Johnson & Johnson	265,576	21,652,411
Merck & Co., Inc.	342,827	15,163,238
Pfizer, Inc.	850,374	24,541,794

		71,094,045

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.3%
Annaly Capital Management, Inc.	189,560	3,012,108
Corrections Corp. of America	142,526	5,568,491
Piedmont Office Realty Trust, Inc., Class A	108,886	2,133,077

		10,713,676

ROAD AND RAIL — 0.3%
CSX Corp.	108,433	2,670,705

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.4%
Applied Materials, Inc.	666,177	8,980,066
Intel Corp.	242,016	5,288,050
Marvell Technology Group Ltd.	172,408	1,824,077
Microchip Technology, Inc.	45,081	1,657,177
Teradyne, Inc.(1)	129,347	2,098,008

		19,847,378

SOFTWARE — 0.4%
Microsoft Corp.	73,808	2,111,647

Oracle Corp.	51,566	1,667,644

		3,779,291

SPECIALTY RETAIL — 1.8%
Bed Bath & Beyond, Inc.(1)	42,568	2,742,230
Lowe's Cos., Inc.	317,341	12,033,571

		14,775,801

TEXTILES, APPAREL AND LUXURY GOODS — 0.3%
Coach, Inc.	49,422	2,470,606

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Rogers Communications, Inc., Class B	44,560	2,276,142

TOTAL COMMON STOCKS (Cost $651,634,854)		829,269,672

TEMPORARY CASH INVESTMENTS — 1.4%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 2/28/14, valued at $1,089,188), in a joint trading account at 0.11%, dated 3/28/13, due 4/1/13 (Delivery value $1,067,630)		1,067,617
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $3,269,331), in a joint trading account at 0.13%, dated 3/28/13, due 4/1/13 (Delivery value $3,202,897)		3,202,851
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $1,089,376), in a joint trading account at 0.10%, dated 3/28/13, due 4/1/13 (Delivery value $1,067,629)		1,067,617
SSgA U.S. Government Money Market Fund	6,886,915	6,886,915

TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,225,000)		12,225,000

TOTAL INVESTMENT SECURITIES — 99.5% (Cost $663,859,854)		841,494,672

OTHER ASSETS AND LIABILITIES — 0.5%		4,051,653

TOTAL NET ASSETS — 100.0%		$845,546,325

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
15,869,372	CAD for USD	UBS AG	4/30/13	15,612,110	(99,225)
13,190,003	EUR for USD	UBS AG	4/30/13	16,910,583	82,098
805,431,649	JPY for USD	Credit Suisse AG	4/30/13	8,557,690	30,649
				41,080,383	13,522
(Value on Settlement Date $41,093,905)

Notes to Schedule of Investments
CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.
If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	775,852,345	—	—
Foreign Common Stocks	2,694,951	50,722,376	—
Temporary Cash Investments	6,886,915	5,338,085	—
Total Value of Investment Securities	785,434,211	56,060,461	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	13,522	—

3. Federal Tax Information

As of March 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$697,858,616
Gross tax appreciation of investments	$148,078,916
Gross tax depreciation of investments	(4,442,860)
Net tax appreciation (depreciation) of investments	$143,636,056

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP VistaSM Fund

March 31, 2013

VP Vista - Schedule of Investments
MARCH 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.0%

AEROSPACE AND DEFENSE — 2.0%
B/E Aerospace, Inc.(1)	4,074	245,621
TransDigm Group, Inc.	2,605	398,357

		643,978

AUTO COMPONENTS — 1.9%
BorgWarner, Inc.(1)	2,813	217,557
Delphi Automotive plc	9,322	413,897

		631,454

AUTOMOBILES — 0.9%
Harley-Davidson, Inc.	5,675	302,477

BEVERAGES — 0.5%
Beam, Inc.	2,598	165,077

BIOTECHNOLOGY — 3.2%
Alexion Pharmaceuticals, Inc.(1)	4,425	407,719
Grifols SA(1)	6,321	234,367
Onyx Pharmaceuticals, Inc.(1)	1,310	116,407
Regeneron Pharmaceuticals, Inc.(1)	1,573	277,477

		1,035,970

BUILDING PRODUCTS — 1.5%
Fortune Brands Home & Security, Inc.(1)	9,121	341,399
Lennox International, Inc.	2,566	162,915

		504,314

CAPITAL MARKETS — 2.9%
Affiliated Managers Group, Inc.(1)	3,914	601,073
KKR & Co. LP	8,298	160,318
Raymond James Financial, Inc.	3,893	179,467

		940,858

CHEMICALS — 5.8%
Airgas, Inc.	2,616	259,403
Celanese Corp.	5,667	249,631
Cytec Industries, Inc.	3,270	242,242
Eastman Chemical Co.	6,283	438,993
FMC Corp.	6,319	360,373
Sherwin-Williams Co. (The)	1,325	223,779
Westlake Chemical Corp.	1,363	127,440

		1,901,861

COMMERCIAL BANKS — 0.3%
CIT Group, Inc.(1)	2,263	98,395

COMMERCIAL SERVICES AND SUPPLIES — 1.2%
Stericycle, Inc.(1)	3,642	386,708

COMMUNICATIONS EQUIPMENT — 0.5%
Palo Alto Networks, Inc.(1)	2,780	157,348

COMPUTERS AND PERIPHERALS — 0.9%
NetApp, Inc.(1)	8,133	277,823

CONSTRUCTION AND ENGINEERING — 2.7%
Chicago Bridge & Iron Co. NV New York Shares	3,703	229,956
MasTec, Inc.(1)	6,387	186,181
Quanta Services, Inc.(1)	16,453	470,227

		886,364

CONSTRUCTION MATERIALS — 1.8%
Eagle Materials, Inc.	2,694	179,501
Martin Marietta Materials, Inc.	1,948	198,735
Texas Industries, Inc.(1)	3,130	197,534

		575,770

CONSUMER FINANCE — 1.0%
Discover Financial Services	7,463	334,641

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
tw telecom, inc., Class A(1)	6,105	153,785

ELECTRICAL EQUIPMENT — 1.3%
AMETEK, Inc.	4,532	196,508
Eaton Corp. plc	3,856	236,180

		432,688

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.4%
Trimble Navigation Ltd.(1)	15,794	473,188

ENERGY EQUIPMENT AND SERVICES — 2.5%
Atwood Oceanics, Inc.(1)	4,400	231,176
Cameron International Corp.(1)	3,093	201,664
Oceaneering International, Inc.	4,127	274,074
Patterson-UTI Energy, Inc.	4,600	109,664

		816,578

FOOD AND STAPLES RETAILING — 2.0%
Costco Wholesale Corp.	2,015	213,812
Whole Foods Market, Inc.	5,172	448,671

		662,483

FOOD PRODUCTS — 1.6%
Hain Celestial Group, Inc. (The)(1)	3,337	203,824
Mead Johnson Nutrition Co.	4,032	312,278

		516,102

GAS UTILITIES — 0.4%
ONEOK, Inc.	2,485	118,460

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.3%
Cooper Cos., Inc. (The)	2,106	227,195
Edwards Lifesciences Corp.(1)	1,686	138,522
IDEXX Laboratories, Inc.(1)	1,931	178,405
Mettler-Toledo International, Inc.(1)	1,001	213,433

		757,555

HEALTH CARE PROVIDERS AND SERVICES — 3.5%
AmerisourceBergen Corp.	2,229	114,682
Catamaran Corp.(1)	14,952	792,905
Express Scripts Holding Co.(1)	4,066	234,405

		1,141,992

HEALTH CARE TECHNOLOGY — 1.2%
Cerner Corp.(1)	4,113	389,707

HOTELS, RESTAURANTS AND LEISURE — 1.7%
Dunkin' Brands Group, Inc.	4,580	168,911
Norwegian Cruise Line Holdings Ltd.(1)	5,429	160,970
Panera Bread Co., Class A(1)	960	158,630
Wyndham Worldwide Corp.	1,286	82,921

		571,432

HOUSEHOLD DURABLES — 2.2%
Lennar Corp., Class A	5,572	231,126
Mohawk Industries, Inc.(1)	1,463	165,495
Toll Brothers, Inc.(1)	9,058	310,146

		706,767

HOUSEHOLD PRODUCTS — 1.2%
Church & Dwight Co., Inc.	5,909	381,899

INSURANCE — 0.5%
Cincinnati Financial Corp.	3,641	171,819

INTERNET AND CATALOG RETAIL — 1.5%
Expedia, Inc.	3,405	204,334
priceline.com, Inc.(1)	410	282,051

		486,385

INTERNET SOFTWARE AND SERVICES — 1.7%
Equinix, Inc.(1)	866	187,325
LinkedIn Corp., Class A(1)	2,119	373,071

		560,396

IT SERVICES — 3.8%
Alliance Data Systems Corp.(1)	4,743	767,844
Cognizant Technology Solutions Corp., Class A(1)	2,491	190,835
Teradata Corp.(1)	5,162	302,029

		1,260,708

LIFE SCIENCES TOOLS AND SERVICES — 0.5%
Covance, Inc.(1)	2,370	176,138

MACHINERY — 2.2%
Chart Industries, Inc.(1)	2,096	167,701
Trinity Industries, Inc.	4,759	215,726
Valmont Industries, Inc.	2,109	331,682

		715,109

MEDIA — 4.0%
CBS Corp., Class B	3,754	175,274
Discovery Communications, Inc. Class A(1)	4,057	319,448
Liberty Global, Inc. Class A(1)	5,837	428,436
Scripps Networks Interactive, Inc. Class A	2,620	168,571
Sirius XM Radio, Inc.	74,039	228,040

		1,319,769

OIL, GAS AND CONSUMABLE FUELS — 3.4%
Cabot Oil & Gas Corp.	7,892	533,578
Concho Resources, Inc.(1)	2,630	256,241
Kodiak Oil & Gas Corp.(1)	17,158	155,966

Oasis Petroleum, Inc.(1)	4,190	159,514

		1,105,299

PHARMACEUTICALS — 2.5%
Actavis, Inc.(1)	3,429	315,845
Perrigo Co.	4,159	493,798

		809,643

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.2%
Digital Realty Trust, Inc.	2,448	163,796
Ventas, Inc.	3,086	225,895

		389,691

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 1.4%
CBRE Group, Inc.(1)	13,471	340,143
Realogy Holdings Corp.(1)	2,542	124,151

		464,294

ROAD AND RAIL — 5.0%
Canadian Pacific Railway Ltd. New York Shares	5,020	654,960
Genesee & Wyoming, Inc. Class A(1)	3,365	313,315
Kansas City Southern	6,120	678,708

		1,646,983

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.8%
ARM Holdings plc	18,937	265,007
Avago Technologies Ltd.	4,711	169,219
NXP Semiconductor NV(1)	5,783	174,994
Xilinx, Inc.	8,468	323,223

		932,443

SOFTWARE — 4.0%
Citrix Systems, Inc.(1)	5,416	390,819
CommVault Systems, Inc.(1)	3,195	261,926
NetSuite, Inc.(1)	5,507	440,890
Splunk, Inc.(1)	5,101	204,193

		1,297,828

SPECIALTY RETAIL — 7.1%
DSW, Inc., Class A	4,079	260,240
GNC Holdings, Inc. Class A	7,514	295,150
Lumber Liquidators Holdings, Inc.(1)	2,666	187,207
O'Reilly Automotive, Inc.(1)	1,734	177,822
PetSmart, Inc.	6,016	373,594
Ross Stores, Inc.	5,010	303,706
Tractor Supply Co.	5,273	549,077
Ulta Salon Cosmetics & Fragrance, Inc.(1)	405	32,874
Urban Outfitters, Inc.(1)	4,011	155,386

		2,335,056

TEXTILES, APPAREL AND LUXURY GOODS — 2.7%
Michael Kors Holdings Ltd.(1)	5,923	336,367
PVH Corp.	2,567	274,181
Under Armour, Inc. Class A(1)	2,848	145,818
VF Corp.	848	142,252

		898,618

TOBACCO — 0.7%
Lorillard, Inc.	5,922	238,953

TRADING COMPANIES AND DISTRIBUTORS — 2.3%
Fastenal Co.	4,645	238,521
United Rentals, Inc.(1)	7,501	412,330
W.W. Grainger, Inc.	431	96,966

		747,817

WIRELESS TELECOMMUNICATION SERVICES — 1.8%
SBA Communications Corp., Class A(1)	8,135	585,883

TOTAL COMMON STOCKS (Cost $23,018,401)		32,108,506

TEMPORARY CASH INVESTMENTS — 1.9%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 2/28/14, valued at $56,210), in a joint trading account at 0.11%, dated 3/28/13, due 4/1/13 (Delivery value $55,098)		55,097
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $168,720), in a joint trading account at 0.13%, dated 3/28/13, due 4/1/13 (Delivery value $165,291)		165,289
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $56,219), in a joint trading account at 0.10%, dated 3/28/13, due 4/1/13 (Delivery value $55,097)		55,096
SSgA U.S. Government Money Market Fund	355,412	355,412

TOTAL TEMPORARY CASH INVESTMENTS (Cost $630,894)		630,894

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $23,649,295)		32,739,400

OTHER ASSETS AND LIABILITIES — 0.1%		26,412

TOTAL NET ASSETS — 100.0%		$32,765,812

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
151,595	EUR for USD	UBS AG	4/30/13	194,356	944
6,036	GBP for USD	Credit Suisse AG	4/30/13	9,170	(33)
141,407	GBP for USD	Credit Suisse AG	4/30/13	214,830	(247)
				418,356	664
(Value on Settlement Date $419,020)

Notes to Schedule of Investments
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	29,756,317	—	—
Foreign Common Stocks	1,852,815	499,374	—
Temporary Cash Investments	355,412	275,482	—
Total Value of Investment Securities	31,964,544	774,856	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	664	—

3. Federal Tax Information

As of March 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$23,711,198
Gross tax appreciation of investments	$9,149,643
Gross tax depreciation of investments	(121,441)
Net tax appreciation (depreciation) of investments	$9,028,202

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 29, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 29, 2013